N-4 - USD ($)			12 Months Ended
		Apr. 27, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type		N-4
Entity Registrant Name		Transamerica Financial Life Insurance Company
Entity Central Index Key		0001571931
Entity Investment Company Type		N-4
Document Period End Date		Apr. 27, 2026
Amendment Flag		false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]		We will apply an Index Credit (i.e., positive or negative interest) at the end of a Crediting Period to amounts allocated to an Index Account Option based, in part, on the performance of the Index (i.e., the Index Change).
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]		You could lose a significant amount of money if the Index declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]

We limit the amount of negative Index Change used in calculating Index Credit for an Index Account Option at the end of its Crediting Period. Each Index Account Option provides a level of protection against a negative Index Change based on the applicable Downside Protection Type and associated rate. The only Downside Protection Type that we currently offer is Buffer, and each Index Account Option’s Buffer has an associated Buffer Rate. A Buffer provides only limited protection from a negative Index Change. A negative Index Change in excess of the Buffer Rate will result in loss, which could be significant. For example, if the Index Change is -25% and the Buffer Rate is 10%, we will apply a -15% Index Credit (the amount of negative Index Change that exceeds the Buffer Rate) at the end of the Crediting Period, meaning you will experience a 15% loss.

•	An Index Account Option with a 10% Buffer Rate will always be available under the Policy.

Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]		Each Index Account Option provides a level of protection against a negative Index Change based on the applicable Downside Protection Type and associated rate. The only Downside Protection Type that we currently offer is Buffer, and each Index Account Option’s Buffer has an associated Buffer Rate.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]		For example, if the Index Change is -25% and the Buffer Rate is 10%, we will apply a -15% Index Credit (the amount of negative Index Change that exceeds the Buffer Rate) at the end of the Crediting Period, meaning you will experience a 15% loss.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]		An Index Account Option with a 10% Buffer Rate will always be available under the Policy.
Index-Linked Option Overview, Limits Positive Return [Text Block]

We may limit the positive Index Change used in calculating Index Credit for an Index Account Option at the end of its Crediting Period. Each Index Account Option has a Growth Opportunity Type that may limit your positive Index returns. The only Growth Opportunity Types that we currently offer are (i) Cap, with an associated Cap Rate and (ii) Edge and Edge+, with an associated Edge Rate and Edge+ Rate. These Growth Opportunity Types may limit positive Index returns in the following manner:

•	Cap – If you select an Index Account Option with Cap, you will participate in a positive Index Change up to the Cap Rate, but no positive Index Change beyond the Cap Rate. For instance, if you select an Index Account Option with a Cap Rate of 5%, and at the end of the Crediting Period the Index Change is 15%, your Index Credit Rate would be +5%, meaning you will experience a 5% gain.

For new Crediting Periods, the lowest Cap Rate that may be established under the Policy is 3%.

•	Edge and Edge+ – If you select an Index Account Option with Edge and Edge+, a positive Index Credit will apply at the end of the Crediting Period if the Index Change is positive, zero, or to a limited extent, negative.
o	If the Index Change is positive or zero, the Index Credit Rate will be positive, equal to the Edge+ Rate. For example, if you select an Index Account Option with an Edge Rate of 5% and an Edge+ Rate of 7%, and at the end of the Crediting Period the Index Change is 10%, your Index Credit Rate would be +7% (i.e., the Edge+ Rate).
o	If the Index Change is negative, but within the Buffer Rate, the Index Credit Rate will be positive, equal to the Edge Rate. For example, if you select an Index Account Option with a Buffer Rate of 10%, an Edge Rate of 5%, and an Edge+ Rate of 7%, and at the end of the Crediting Period the Index Change is -6%, your Index Credit Rate would be +5% (i.e., the Edge Rate).
o	If the Index Change is negative, and beyond the Buffer Rate, your Index Credit Rate will be negative. The negative Index Credit Rate will equal the negative Index Change in excess of the Buffer Rate.

Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		Each Index Account Option has a Growth Opportunity Type that may limit your positive Index returns. The only Growth Opportunity Types that we currently offer are (i) Cap, with an associated Cap Rate and (ii) Edge and Edge+, with an associated Edge Rate and Edge+ Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	These Growth Opportunity Types may limit positive Index returns in the following manner:
•	Cap – If you select an Index Account Option with Cap, you will participate in a positive Index Change up to the Cap Rate, but no positive Index Change beyond the Cap Rate. For instance, if you select an Index Account Option with a Cap Rate of 5%, and at the end of the Crediting Period the Index Change is 15%, your Index Credit Rate would be +5%, meaning you will experience a 5% gain.

Index-Linked Option Overview, Lowest Limit on Gains [Percent]		3.00%
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]		You could lose a significant amount of money due to a negative Interim Value adjustment if amounts are removed from an Index Account Option prior to the end of a Crediting Period.
Overview, Transactions Subject to Contract Adjustments [Text Block]		An Interim Value adjustment will apply if any of the following transactions occur prior to the end of a Crediting Period for an Index Account Option: (i) a fee or charge is deducted from that Index Account Option; (ii) you take a Surrender or any withdrawal from that Index Account Option; (iii) the Policy is annuitized; (iv) the death benefit is calculated; or (v) you exercise the Performance Lock feature for that Index Account Option. An Interim Value adjustment may be positive, negative, or equal to zero. A negative Interim Value Adjustment will result in loss.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
	FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?

Yes.

Surrender Charges. If you Surrender or withdraw money from the Policy during the first six years after your purchase the Policy or make an additional premium payment, you may be assessed a surrender charge of up to 8% (as a percentage of premium payments Surrendered or withdrawn). For example, if you were to make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are negative Interim Value adjustments, taxes, or tax penalties.

Interim Value Adjustments. If all or a portion of your Policy Value is removed from an Index Account Option before the end of its Crediting Period, an Interim Value adjustment will apply, which may be negative. In extreme circumstances, it is possible to lose up to 100% of your investment in an Index Account Option due to the application of a negative Interim Value adjustment (i.e., a complete loss of your principal and any prior earnings). For example, if you allocated $100,000 to an Index Account Option with 2-year Crediting Period and make a withdrawal before the 2 years have ended, you could lose up to $100,000 due to a negative Interim Value adjustment. This loss will be greater if you also have to pay surrender charges, taxes, or tax penalties.

An Interim Value adjustment will apply if any of the following transactions occur prior to the end of a Crediting Period for an Index Account Option: (i) a fee or charge is deducted; (ii) you take a Surrender or any withdrawal; (iii) the Policy is annuitized; (iv) the death benefit is calculated; or (v) you exercise the Performance Lock feature.

FEE TABLE EXPENSES AND ADJUSTMENTS – SURRENDER CHARGES INTERIM VALUE ADJUSTMENT
Are There Transaction Charges?	Yes. In addition to surrender charges and Interim Value adjustments, you may also be assessed a fee for requesting special services (e.g., overnight delivery).	FEE TABLE EXPENSES AND ADJUSTMENTS – SPECIAL SERVICE FEES
Are There Ongoing Fees and Expenses?

Yes.

There is an implicit ongoing fee on the Index Account Options to the extent that your participation in Index gains is limited by either a Cap Rate or an Edge Rate or Edge+ Rate. This means that your returns may be lower than the Index’s returns. In exchange for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.

The table below describes the fees and expenses that you may pay each year, depending on the Allocation Accounts you choose. Please refer to your Policy specification page for information about the specific fees you will pay each year based on the options you have elected.

FEE TABLE EXPENSES AND ADJUSTMENTS APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE POLICY
Annual Fee	Minimum	Maximum
Base Contract	0.00%[1]	2.00%[2]
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.00%	0.00%

[1] Reflects the current annual service charge. The current annual service charge is $0 or 0%.

[2] Reflects a 2.00% service charge. The maximum annual service charge is the lesser of $50 or 2% (as a percentage of your Policy Value as of your Policy Anniversary, before the deduction of any fees or charges).

Because your Policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Policy, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Policy, which could add surrender charges and negative Interim Value adjustments that substantially increase costs.

Lowest Annual Cost $0	Highest Annual Cost $0

Assumes: • Investment of $100,000 in an Index Account Option • 5% annual appreciation • No sales charges • No additional premium payments, transfers, or withdrawals	Assumes: • Investment of $100,000 in an Index Account Option • 5% annual appreciation • No sales charges • No additional premium payments, transfers, or withdrawals

Charges for Early Withdrawals [Text Block]

Yes.

Surrender Charges. If you Surrender or withdraw money from the Policy during the first six years after your purchase the Policy or make an additional premium payment, you may be assessed a surrender charge of up to 8% (as a percentage of premium payments Surrendered or withdrawn). For example, if you were to make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are negative Interim Value adjustments, taxes, or tax penalties.

Interim Value Adjustments. If all or a portion of your Policy Value is removed from an Index Account Option before the end of its Crediting Period, an Interim Value adjustment will apply, which may be negative. In extreme circumstances, it is possible to lose up to 100% of your investment in an Index Account Option due to the application of a negative Interim Value adjustment (i.e., a complete loss of your principal and any prior earnings). For example, if you allocated $100,000 to an Index Account Option with 2-year Crediting Period and make a withdrawal before the 2 years have ended, you could lose up to $100,000 due to a negative Interim Value adjustment. This loss will be greater if you also have to pay surrender charges, taxes, or tax penalties.

An Interim Value adjustment will apply if any of the following transactions occur prior to the end of a Crediting Period for an Index Account Option: (i) a fee or charge is deducted; (ii) you take a Surrender or any withdrawal; (iii) the Policy is annuitized; (iv) the death benefit is calculated; or (v) you exercise the Performance Lock feature.

Transaction Charges [Text Block]		Yes. In addition to surrender charges and Interim Value adjustments, you may also be assessed a fee for requesting special services (e.g., overnight delivery).
Ongoing Fees and Expenses [Table Text Block]

Yes.

There is an implicit ongoing fee on the Index Account Options to the extent that your participation in Index gains is limited by either a Cap Rate or an Edge Rate or Edge+ Rate. This means that your returns may be lower than the Index’s returns. In exchange for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.

The table below describes the fees and expenses that you may pay each year, depending on the Allocation Accounts you choose. Please refer to your Policy specification page for information about the specific fees you will pay each year based on the options you have elected.

FEE TABLE

EXPENSES AND ADJUSTMENTS

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE POLICY

Annual Fee	Minimum	Maximum
Base Contract	0.00%[1]	2.00%[2]
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.00%	0.00%

[1] Reflects the current annual service charge. The current annual service charge is $0 or 0%.

[2] Reflects a 2.00% service charge. The maximum annual service charge is the lesser of $50 or 2% (as a percentage of your Policy Value as of your Policy Anniversary, before the deduction of any fees or charges).

Because your Policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Policy, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Policy, which could add surrender charges and negative Interim Value adjustments that substantially increase costs.

Lowest Annual Cost $0	Highest Annual Cost $0

Assumes: • Investment of $100,000 in an Index Account Option • 5% annual appreciation • No sales charges • No additional premium payments, transfers, or withdrawals	Assumes: • Investment of $100,000 in an Index Account Option • 5% annual appreciation • No sales charges • No additional premium payments, transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	[1]	0.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	[2]	2.00%
Optional Benefits Minimum [Percent]		0.00%
Optional Benefits Maximum [Percent]		0.00%
Base Contract (N-4) Footnotes [Text Block]

[1] Reflects the current annual service charge. The current annual service charge is $0 or 0%.

[2] Reflects a 2.00% service charge. The maximum annual service charge is the lesser of $50 or 2% (as a percentage of your Policy Value as of your Policy Anniversary, before the deduction of any fees or charges).

Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost $0	Highest Annual Cost $0

Assumes: • Investment of $100,000 in an Index Account Option • 5% annual appreciation • No sales charges • No additional premium payments, transfers, or withdrawals	Assumes: • Investment of $100,000 in an Index Account Option • 5% annual appreciation • No sales charges • No additional premium payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]		$ 0
Highest Annual Cost [Dollars]		$ 0
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?

Yes.

•      You can lose money by investing in this Policy, including the loss of principal.

•      Each available Index Account Option has a Buffer downside feature that provides only limited protection against any negative Index rate of return that may be charged to your investment at the end of a Crediting Period.

•      At the end of a Crediting Period, the maximum amount of loss that you could experience from negative Index performance, after taking into account the current limits on Index loss provided under the Policy, is 90% for an Index Account Option with a 10% Buffer Rate, 85% for an Index Account Option with a 15% Buffer Rate, or 80% for an Index Account Option with a 20% Buffer Rate

•      We will always offer an Index Account Option with a 10% Buffer Rate.

PRINCIPAL RISKS OF INVESTING IN THE POLICY
Is this a Short-Term Investment?

No.

•      This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•      The Policy’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.

•      Amounts withdrawn from the Policy may result in surrender charges, taxes, and tax penalties. Withdrawals could result in significant reduction to Policy Value, the death benefit and other Policy benefits. In addition, withdrawing or otherwise removing amounts from an Index Account Option before the end of its Crediting Period may result in a negative Interim Value adjustment and loss of positive Index performance.

PRINCIPAL RISKS OF INVESTING IN THE POLICY

•      Partial withdrawals taken, and fees and charges deducted, from an Index Account Option before the end of its Crediting Period will result in a proportionate reduction to your Index Base. The reduction to your Index Base may be greater than the amount withdrawn or the fee or charge deducted. Reductions to your Index Base will result in lower Interim Values for the remainder of the Crediting Period and less Index Credit (if any) at the end of the Crediting Period. The negative impact to your Policy Value and Policy benefits may be significant.

•      At the end of a Crediting Period, Policy Value in the matured Allocation Account will be reinvested, transferred, withdrawn, or annuitized per your instructions. In the absence of such instructions, Policy Value in the matured Allocation Account will be automatically reinvested in the same Allocation Account for another Crediting Period (with the Cap Rate, Edge Rate and Edge+ Rate, or annual interest rate applicable to a new Crediting Period).If the matured Allocation Account is no longer available for investment, Policy Value in the matured Allocation Account will be automatically transferred to the Fixed Account Option with a 1-year Crediting Period by default.

What are the Risks Associated with the Investment Options?

•       An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Allocation Accounts available under the Policy.

•       Each Allocation Account, including each Index Account Option and the Fixed Account Option, has its own unique risks. You should review the available Allocation Accounts before making an investment decision.

•      The Cap Rate or Edge Rate and Edge+ Rate for an Index Account Option, as applicable, may limit positive Index returns (e.g., limited upside). This limit may result in you earning less than the Index’s return. For example:

o      If the Index Change is 12% and the Cap Rate is 4%, we will apply an Index Credit equal to +4% at the end of the Crediting Period.

o      If the Index Change is 12% and the Edge+ Rate is 5%, we will apply an Index Credit equal to +5% at the end of the Crediting Period.

•      While the Edge and Edge+ Growth Opportunity Type may provide for a positive Index Credit in the event of negative Index performance, there is no guarantee of investment gain. Like any other Index Account Option, a negative Index Change in excess of the Buffer Rate will result in loss, which could be significant.

•      The Buffer Rate for an Index Account Option will limit negative Index returns (e.g., limited protection in the case of market decline). For example, if the Index Change is -25% and the Buffer Rate is 10%, we will apply an Index Credit equal to -15% (the amount of negative Index Change that extends beyond the Buffer Rate) at the end of the Crediting Period, meaning your investment will decrease in value by 15%. You bear all loss that exceeds the Buffer.

•      For each Index, Index performance is on a “price return” basis, not a “total return” basis, and therefore does not reflect dividends paid on the securities composing the Index. Certain Indexes also deduct fees and costs that will reduce Index performance. These factors will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

PRINCIPAL RISKS OF INVESTING IN THE POLICY
What are the Risks Related to the Insurance Company?	An investment in the Policy is subject to risks related to the Company. Any obligations (including under the Fixed Account and the Index Accounts), guarantees, or benefits under the Policy are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting transamerica.com or by calling toll-free (800) 525-6205.	PRINCIPAL RISKS OF INVESTING IN THE POLICY

Investment Restrictions [Text Block]

Yes. There may be restrictions that limit the Allocation Accounts you may choose, and there are limitations on the transfer of Policy Value among Allocation Accounts.

•      Transfers from an Allocation Account are permitted only at the end of the Allocation Account’s Crediting Period (or on the next Allocation Anniversary if you exercised Performance Lock but not Early Re-Entry).

•      The Fixed Account Option may not always be available for investment.

•      We reserve the right to add or remove Index Account Options. We guarantee that the following Index Account Option will always be available for investment (subject to our right of Index substitution): S&P 500® Index, 1-Year Crediting Period, Buffer (Buffer Rate: 10%), Cap (Cap Rate: no lower than 5.00% for new Crediting Periods). This may be the only Index Account Option that we offer in the future.

•      Each Index Account Option’s limit on Index losses (i.e., Buffer Rate) will not change for so long as that Index Account Option remains available. However, because we reserve the right to add and remove Index Account Options, the limits on Index loss offered under the Policy may change from one Crediting Period to the next.

•      We may change the features of an Index Account Option from one Crediting Period to the next, including the Index and the current limit on Index gain (i.e., the Cap Rate or Edge Rate and Edge+ Rate, subject to minimum guarantees).

•      We reserve the right to substitute the Index for an Index Account Option during its Crediting Period.

•      We reserve the right to limit or refuse additional premium payments.

The availability of Allocation Accounts may vary depending on the financial intermediary through which the Policy is sold.

Key Information, Benefit Restrictions [Text Block]

Yes. There are restrictions and limitations relating to the benefits offered under the Policy (e.g., death benefits, Performance Lock).

•       Except as otherwise provided, Policy benefits may not be modified or terminated by the Company.

•       For Performance Lock+:

o      Exercising Performance Lock for an Index Account Option will result in an Interim Value adjustment, which may be negative and result in significant loss.

o      Exercising Early Re-Entry will re-expose your investment to the possibility of Index losses, negative Interim Value adjustments, and reductions to your Index Base.

o      Early Re-Entry is not available for Index Account Options with a one-year Crediting Period, or if there will be less than 12 months remaining in a Crediting Period upon re-entry.

•      Withdrawals may significantly reduce the death benefit. If your Policy has the GMDB rider, any withdrawal will reduce the guaranteed minimum death benefit. Withdrawals may result in reductions to the benefit that are greater than the amount withdrawn.

•      The availability of Policy benefits may vary depending the financial intermediary through which the Policy is sold.

Tax Implications [Text Block]

•       You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.

•       If you purchase the Policy as an individual retirement account (IRA) or through a tax qualified plan, you do not get any additional tax benefit.

•       You will generally not be taxed on increases in the value of your Policy until they are withdrawn. Earnings on your Policy are taxed at ordinary income tax rates when withdrawn, and you may have to pay a penalty if you take a withdrawal before age 59½.

Investment Professional Compensation [Text Block]		Your investment professional may receive compensation for selling this Policy to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. Our affiliate, Transamerica Capital, LLC, is the principal underwriter and may share the revenue we earn on this Policy with your investment professional’s firm. In addition, we may pay all or a portion of the cost of affiliates’ operating and other expenses. This conflict of interest may influence your investment professional to recommend this Policy over another investment for which the investment professional is not compensated or for which the professional is compensated less.
Exchanges [Text Block]		If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and Surrendering or making withdrawals from an Allocation Account or from the Policy. Please refer to your Policy specification page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, Surrender or make withdrawals from an Allocation Account or from the Policy, or transfer Policy Value between Allocation Accounts. State premium taxes may also be deducted.

Transaction Expenses

Sales Load Imposed on Purchases	None
Surrender Charge[1] (as a percentage of premium payments Surrendered or withdrawn)	8.00%
Special Service Fee[2]	$50
Transfer Fee	None
[1]	The surrender charge, if any, applies to each premium payment Surrendered or withdrawn regardless of how Policy Value is allocated among the Allocation Accounts. The surrender charge decreases based on the number of years since a premium payment was made according to the following schedule:
Number of Years Since Premium Payment Date	Surrender Charge
Year 0-1	8.00%
Year 1-2	8.00%
Year 2-3	7.00%
Year 3-4	6.00%
Year 4-5	5.00%
Year 5-6	4.00%
Year 6 or more	0.00%

Under the Policy’s “surrender charge-free amount,” you can withdraw a portion of your Policy Value each Policy Year free of surrender charges. The surrender charge-free amount each Policy Year is equal to the greater of (1) 10% of your total premium payments, less any withdrawals taken during the current Policy Year; and (2) earnings, plus premiums no longer subject to surrender charges. Surrender charges may be waived in certain other situations. See ACCESS TO YOUR MONEY – SURRENDER CHARGE WAIVERS for more information.

[2]	We currently assess the charge only for overnight delivery and duplicate policies. We reserve the right to assess the charge for other special services in the future, including non-sufficient checks on new business, duplicate Form 1099 and Form 5498 tax forms, check copies, printing and mailing previously submitted forms, and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Policy Value is removed from an Index Account Option before the expiration of its Crediting Period.

Adjustments

Interim Value Adjustment Maximum Potential Loss[1] (as a percentage of your Policy Value in an Index Account Option)	100.00%
[1]	An Interim Value adjustment will apply if any of the following transactions occur prior to the end of a Crediting Period for an Index Account Option: (i) a fee or charge is deducted; (ii) you take a Surrender or any withdrawal; (iii) the Policy is annuitized; (iv) the death benefit is calculated; or (v) you exercise the Performance Lock feature.

The next table describes the fees and expenses that you will pay each year during the time that you own the Policy.

Annual Contract Expenses

Service Charge[1]	Lesser of 2.00% or $50
[1]	The service charge is deducted on each Policy Anniversary prior to the Annuity Commencement Date and when you Surrender the Policy. Each time we deduct this charge, it will not exceed 2% (as a percentage of your Policy Value, before the deduction of any fees or charges on that date) or a maximum of $50, whichever is less, and we will waive the charge if your Policy Value, or if your total premium payments minus prior withdrawals, on that date is at least equal to the minimum amount specified in your Policy. The current annual service charge is $0.

In addition to the fees described above, we may limit the amount you can earn on the Index Account Options. This means your returns may be lower than the Index’s returns. In exchange for accepting this limit on Index gains, you will receive some protection from Index losses.

Transaction Expenses [Table Text Block]

Transaction Expenses

Sales Load Imposed on Purchases	None
Surrender Charge[1] (as a percentage of premium payments Surrendered or withdrawn)	8.00%
Special Service Fee[2]	$50
Transfer Fee	None
[1]	The surrender charge, if any, applies to each premium payment Surrendered or withdrawn regardless of how Policy Value is allocated among the Allocation Accounts. The surrender charge decreases based on the number of years since a premium payment was made according to the following schedule:
Number of Years Since Premium Payment Date	Surrender Charge
Year 0-1	8.00%
Year 1-2	8.00%
Year 2-3	7.00%
Year 3-4	6.00%
Year 4-5	5.00%
Year 5-6	4.00%
Year 6 or more	0.00%

Under the Policy’s “surrender charge-free amount,” you can withdraw a portion of your Policy Value each Policy Year free of surrender charges. The surrender charge-free amount each Policy Year is equal to the greater of (1) 10% of your total premium payments, less any withdrawals taken during the current Policy Year; and (2) earnings, plus premiums no longer subject to surrender charges. Surrender charges may be waived in certain other situations. See ACCESS TO YOUR MONEY – SURRENDER CHARGE WAIVERS for more information.

[2]	We currently assess the charge only for overnight delivery and duplicate policies. We reserve the right to assess the charge for other special services in the future, including non-sufficient checks on new business, duplicate Form 1099 and Form 5498 tax forms, check copies, printing and mailing previously submitted forms, and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown.

Sales Load (of Purchase Payments), Current [Percent]		0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	[3]	8.00%
Deferred Sales Load, Footnotes [Text Block]	The surrender charge, if any, applies to each premium payment Surrendered or withdrawn regardless of how Policy Value is allocated among the Allocation Accounts. The surrender charge decreases based on the number of years since a premium payment was made according to the following schedule:
Number of Years Since Premium Payment Date	Surrender Charge
Year 0-1	8.00%
Year 1-2	8.00%
Year 2-3	7.00%
Year 3-4	6.00%
Year 4-5	5.00%
Year 5-6	4.00%
Year 6 or more	0.00%

Under the Policy’s “surrender charge-free amount,” you can withdraw a portion of your Policy Value each Policy Year free of surrender charges. The surrender charge-free amount each Policy Year is equal to the greater of (1) 10% of your total premium payments, less any withdrawals taken during the current Policy Year; and (2) earnings, plus premiums no longer subject to surrender charges. Surrender charges may be waived in certain other situations. See ACCESS TO YOUR MONEY – SURRENDER CHARGE WAIVERS for more information.

Transfer Fee, Current [Dollars]		$ 0
Other Transaction Fee 1, Current [Dollars]	[4]	$ 50
Other Transaction Fee, Footnotes [Text Block]		We currently assess the charge only for overnight delivery and duplicate policies. We reserve the right to assess the charge for other special services in the future, including non-sufficient checks on new business, duplicate Form 1099 and Form 5498 tax forms, check copies, printing and mailing previously submitted forms, and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown.
Contract Adjustments, Fee Table [Table Text Block]

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Policy Value is removed from an Index Account Option before the expiration of its Crediting Period.

Adjustments

Interim Value Adjustment Maximum Potential Loss[1] (as a percentage of your Policy Value in an Index Account Option)	100.00%
[1]	An Interim Value adjustment will apply if any of the following transactions occur prior to the end of a Crediting Period for an Index Account Option: (i) a fee or charge is deducted; (ii) you take a Surrender or any withdrawal; (iii) the Policy is annuitized; (iv) the death benefit is calculated; or (v) you exercise the Performance Lock feature.

Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	[5]	100.00%
Annual Contract Expenses [Table Text Block]

The next table describes the fees and expenses that you will pay each year during the time that you own the Policy.

Annual Contract Expenses

Service Charge[1]	Lesser of 2.00% or $50
[1]	The service charge is deducted on each Policy Anniversary prior to the Annuity Commencement Date and when you Surrender the Policy. Each time we deduct this charge, it will not exceed 2% (as a percentage of your Policy Value, before the deduction of any fees or charges on that date) or a maximum of $50, whichever is less, and we will waive the charge if your Policy Value, or if your total premium payments minus prior withdrawals, on that date is at least equal to the minimum amount specified in your Policy. The current annual service charge is $0.

Other Annual Expense, Maximum [Dollars]	[6]	$ 50
Other Annual Expense (of Average Account Value), Minimum [Percent]	[6]	2.00%
Other Annual Expense, Footnotes [Text Block]	The service charge is deducted on each Policy Anniversary prior to the Annuity Commencement Date and when you Surrender the Policy. Each time we deduct this charge, it will not exceed 2% (as a percentage of your Policy Value, before the deduction of any fees or charges on that date) or a maximum of $50, whichever is less, and we will waive the charge if your Policy Value, or if your total premium payments minus prior withdrawals, on that date is at least equal to the minimum amount specified in your Policy. The current annual service charge is $0.

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE POLICY

RISK OF LOSS

An investment in this Policy is subject to the risk of loss. You may lose money, including your principal investment and previously credited earnings. Your losses may be significant.

ALLOCATION ACCOUNT AVAILABILITY RISK

We reserve the right to add and remove Allocation Accounts as available investment options. Allocation Accounts will only be added or removed through an amendment to this prospectus. We also reserve the right to make different Allocation Accounts available for investment in connection with only new premium payments (i.e., initial or additional premium payments) as opposed to at the end of a Crediting Period. There is no guarantee that an Allocation Account that you select for investment will always be available to you in the future or available with the same current limits on Index gains. Policy fees will reduce the amount of interest credited and the reallocation of Policy Value at the end of the Crediting Period.

Our only guarantee regarding the availability of Allocation Accounts is that we will always offer at least the following Basic Index Account Option for investment: S&P 500® Index, 1-Year Crediting Period, Buffer (Buffer Rate: 10%), Cap (Cap Rate: No lower than 5.00% for a new Crediting Period). Please note the Index for that Index Account Option remains subject to our right of substitution and temporary suspension. See INDEX SUBSTITUTION RISK below.

If we remove an Allocation Account, it will be closed such that no new premiums, reinvestments, or transfers will be allowed into that Allocation Account. If you are currently invested in an Allocation Account and it is removed, you may remain in that Allocation Account until the end of the Crediting Period.

We may change the features of an Index Account Option from one Crediting Period to the next, including the Index and the current limit on Index gain (i.e., the Cap Rate or Edge Rate and Edge+ Rate, subject to minimum guarantees). Each Index Account Option’s limit on Index losses (i.e., Buffer Rate) will not change for so long as that Index Account Option remains available. However, because we reserve the right to add and remove Index Account Options, the limits on Index loss offered under the Policy may change from one Crediting Period to the next.

An Index Account Option with a 10% Buffer Rate will always be available under the Policy.

If you are not comfortable with the risk that the only Index Account Option that we may offer in the future is the S&P 500® Index, 1-Year Crediting Period, Buffer (Buffer Rate: 10%), Cap (Cap Rate: no lower than 5.00% for new Crediting Periods), (subject to our right of Index substitution), or the risk that we may not offer other Allocation Accounts in the future that are acceptable to you based on your personal preferences, risk tolerances, or time horizon, this Policy is not appropriate for you. You may Surrender your Policy (i.e., take a full withdrawal) if there are no Allocations Accounts that you wish to select, but the Surrender may be subject to surrender charges, will be subject to an Interim Value adjustment if taken before the end of a Crediting Period for an Index Account Option, may be subject to taxes (including a 10% federal penalty tax if taken before age 59 1⁄2), and your Policy and all of its benefits will terminate. You may also choose to annuitize the Policy beginning 13 months after the Policy Date, but the annuitization will be subject to an Interim Value adjustment if taken before the end of a Crediting Period for an Index Account Option, and all benefits from the accumulation phase will terminate, including the death benefit.

LIQUIDITY RISK

The Policy is unsuitable as a short-term savings vehicle. We designed the Policy to be a long-term investment. If you are not a long-term investor, this Policy may not be appropriate for you.

•	Transfer Limitations. The Policy restricts transfers between investment options, which will limit your ability to reallocate your Policy Value in response to changes in market conditions or your personal circumstances. You may transfer Policy Value invested in an Allocation Account only at the end of that Allocation Account’s Crediting Period (or on the next Allocation Anniversary if you exercised Performance Lock but not Early Re-Entry).
•	Withdrawal and Surrender Consequences. You may take a withdrawal or a Surrender at any time during the accumulation phase; however, there may be significant risks and negative consequences associated with any such withdrawal or Surrender, including potential surrender charges, negative Interim Value adjustments, taxes and tax penalties, and other negative impacts to the value of your Policy and its benefits. See WITHDRAWAL AND SURRENDER RISK.
•	Interim Values. There may be long periods of time when you cannot perform a transaction under the Policy that is not based on one or more Interim Values. For as long as you have multiple ongoing Crediting Periods for Index Account Options, there may be no time that any such transaction can be performed without the application of at least one Interim Value adjustment. See INTERIM VALUE RISK.
•	Taxes. Income taxes and certain tax restrictions may apply to any withdrawal or Surrender. If taken before age 59 1⁄2, a withdrawal or Surrender may also be subject to a 10% federal penalty tax.
•	Maturity. At the end of a Crediting Period, Policy Value in the matured Allocation Account will be reinvested, transferred, withdrawn, or annuitized per your instructions. In the absence of such instructions, Policy Value in the matured Allocation Account will be automatically reinvested in the same Allocation Account for another Crediting Period (with the Cap Rate, Edge Rate and Edge+ Rate, or annual interest rate applicable to a new Crediting Period). If the matured Allocation Account is no longer available for investment, Policy Value in the matured Allocation Account will be automatically transferred to the Fixed Account Option by default. You will be unable to reallocate the automatically transferred Policy Value until the end of the 1-year Crediting Period for the Fixed Account Option.
•	Delays in Payment. We generally make payment of any amount due from the Policy within seven days from the date we receive in good order all required information. When permitted by law, however, we may defer payment of any withdrawal or Surrender proceeds for up to six months from the date we receive your request.

INDEX PERFORMANCE RISK

The following risks related to Index performance apply when you invest in an Index Account Option:

•	Negative Index Performance Could Result in Loss. The performance of any Index may fluctuate, sometimes rapidly and unpredictably. Both short-term and sustained negative Index performance, over one or multiple Crediting Periods, may cause you to lose principal or previous earnings. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Crediting Period or multiple Crediting Periods. You could lose a significant amount of money if an Index declines in value.
•	Exposure to Investment Risks. When you invest in an Index Account Option, you are indirectly exposed to the investment risks associated with the linked Index. When the Index is a market index, you are indirectly exposed to the investment risks that could cause the stocks or other assets that make-up the Index to decrease in value. The Indexes are subject to a variety of investment risks, many of which are complicated and interrelated and all of which may adversely affect the performance of the Index. If you invest in an Index Account Option with an Index that exposes you to higher investment risks, your risk of loss may be higher depending on the Index Account Option’s downside protection.

The specific investment risks associated with the market indexes are discussed under “Additional Investment Risks for the Market Indexes” below.

•	Point-to-Point Index Change Calculations. We calculate Index Changes by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat even if the Index performed positively for certain time periods between those two specific points in time. This is true even for Index Account Options with Crediting Periods that are multiple years in length.
•	Exclusion of Dividends from Index Values. For each Index, Index performance is measured on a “price return” basis, not a “total return” basis. Therefore, Index Values do not include income from any dividends paid on the securities composing the Index. The exclusion of dividends will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index..
•	No Rights in the Index. An investment in an Index Account Option is not an investment in the Index. Nor is it an investment in the securities that an Index seeks to track. When the Index is a market index, you are not investing in the Index (which is impossible) and you have no rights with respect to the index, the index provider, or any aspect of the index or any companies whose securities compose the index.
•	Unavailability of Index Values. The Company relies on third parties to provide Index Values. In general, Index Values are provided to the Company each Business Day. However, there may be short or extended periods of time when the Company is not provided Index Values for an Index. This may occur for a variety of reasons that are not within the Company’s control, including severe market or operational disruptions. If the Company is not provided with an Index Value on a Business Day, the Index Value for that Business Day will be the most recently provided Index Value. If the Company is later provided an Index Value for a prior Business Day for which the Company was not originally provided an Index Value, the Company will take reasonable steps to recalculate impacted Policy values and transactions.
•	Evolving and Uncertain Economic Environment. In recent years, the financial markets have experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, the COVID-19 pandemic, geopolitical turmoil, rising inflation, changes in interest rates, and actions by governmental authorities. It is not possible to predict future performance of the markets. Depending on your individual circumstances, you may experience (perhaps significant) negative returns under the Policy. You should consult with a financial professional about how market conditions may impact your investment decisions under the Policy.

Additional Investment Risks for the Market Indexes

The following Index is available under the Policy: S&P 500® Index. The market index that may serve as an Index is subject to the following risks:

•	Market Risk. Each market index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of a market index may be significant and unpredictable.
•	Equity Risk. Each market index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.
•	Issuer Risk. The performance of each market index depends on the performance of individual securities that make-up the index. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
•	Large-Cap Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

WITHDRAWAL AND SURRENDER RISK

You should fully understand the risks associated with any withdrawal or Surrender before you purchase the Policy and before you decide to take a withdrawal or Surrender. You should consult with your financial and tax professionals before you purchase the Policy or take a withdrawal or Surrender.

•	The Policy may not be appropriate for you if you plan to take withdrawals from an Index Account Option before the end of the Crediting Period, especially if you plan to take ongoing withdrawals, such as automatic withdrawals, or minimum required distributions. This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. You should consult with a financial professional.
•	A Surrender will terminate the Policy and all its benefits, including the death benefit. See ACCESS TO YOUR MONEY.
•	Charges may be deducted when you take a withdrawal or Surrender, including surrender charges. These charges may be significant. See EXPENSES AND ADJUSTMENTS.
•	Index Credits will not be applied to amounts withdrawn from an Index Account Option prior to the end of a Crediting Period.
•	Under the Policy’s “surrender charge-free amount” feature, you can withdraw a portion of your Policy Value each Policy Year free of surrender charges, subject to any reduction in your surrender charge-free amount for previous withdrawals during the Policy Year. The surrender charge-free amount each Policy Year is equal to the greater of (1) 10% of your total premium payments, less any withdrawals taken during the current Policy Year; and (2) earnings, plus premiums no longer subject to surrender charges. The surrender charge-free amount is determined at the time of withdrawal or Surrender. This amount is not cumulative, so any surrender charge-free amount not used in one year does not increase the surrender charge-free amount in subsequent years. If the withdrawal or Surrender is in excess of the surrender charge-free amount, you will have to pay any applicable surrender charge on the excess amount. Although surrender charges will not apply, withdrawal of the surrender charge-free amount may be subject to negative Interim Value adjustments, taxes, and tax penalties, and may result in reductions to the death benefit and proportionate reductions to your Index Base(s).
•	Any type of withdrawal or a Surrender taken before the end of a Crediting Period for an Index Account Option will be subject to an Interim Value adjustment, which may be negative. An Interim Value adjustment may reflect less gain or more loss (perhaps significantly less gain or more loss) than would be applied at the end of the Crediting Period. In extreme circumstances, it is possible to lose 100% of your investment in any Index Account Option due to the application of a negative Interim Value adjustment (i.e., a complete loss of your principal and any prior earnings). There could be significantly less money available to you for a withdrawal or Surrender that is processed based on an Interim Value. The application of an Interim Value may result in a loss to an Owner even if the reference Index at the time of withdrawal or Surrender is higher than at the beginning of the Crediting Period. See INTERIM VALUE RISK.
•	Any type of withdrawal taken before the end of a Crediting Period for an Index Account Option will result in a proportionate reduction to your Index Base for that Index Account Option, which may reduce your gains or contribute to losses at the end of the Crediting Period and will reduce Interim Values for the remainder of the Crediting Period. A reduction to your Index Base may be greater than the amount withdrawn. See REDUCTION TO INDEX BASE RISK.
•	Income taxes, federal tax penalties, and certain tax restrictions may apply to a withdrawal or Surrender. A withdrawal or Surrender may be taxable, and if taken before age 59 1⁄2, may be subject to a 10% federal penalty tax. See TAX INFORMATION – Taxation of Surrenders and Withdrawals.
•	Any withdrawal you take will reduce the Policy Value (because you are taking money out of your Policy) and the amount of the death benefit, including the guaranteed minimum death benefit (perhaps significantly) if the GMDB rider is in effect. Withdrawals may result in reductions to the guaranteed minimum death benefit that are greater than the amount withdrawn. See POLICY VALUE AND CASH VALUE and DEATH BENEFIT.
•	Automatic withdrawals under the systematic payout option, and minimum required distributions will repeatedly expose you to the risks and consequences of withdrawals, including applicable surrender charges, negative Interim Value adjustments, income taxes and tax penalties, reductions to Index Bases, and proportionate reductions to the death benefit. See ACCESS TO YOUR MONEY.
•	Surrender charges do not apply to payment of the death benefit payable upon the death of the Annuitant (where the death benefit is equal to Policy Value). Surrender charges do apply to payment of the death benefit payable upon the death of an Owner who is not also the Annuitant (where the death benefit is equal to the Policy Value). See DEATH BENEFIT.

BUFFER RISK

Buffers do not provide complete protection from loss related to negative Index performance. You assume the risk that you will incur losses to the extent that an Index Account Option’s Buffer does not protect you from negative Index performance. The following table shows the maximum potential loss due to negative Index performance at the end of a Crediting Period for each Buffer Rate that we currently offer. Please note the maximum loss at the end of a Crediting Period could be greater due to fees and charges.

Buffer Risk	Maximum Potential Loss Due to Negative Index Performance at End of Crediting Period (before fees and charges)
10.00%	90.00%
15.00%	85.00%
20.00%	80.00%

We may change index options in the future, but an Index Account Option with a 10% Buffer Rate will always be available under the Policy.

The limits on loss are for the duration of a single Crediting Period. If you invest in the same Index Account Option for multiple Crediting Periods, losses over multiple Crediting Periods may be larger than the stated limit for a single Crediting Period.

The maximum potential loss due to the application of a negative Interim Value adjustment is greater than the maximum potential loss at the end of a Crediting Period. In extreme circumstances, it is possible to lose 100% of your investment in any Index Account Option due to the application of a negative Interim Value adjustment (i.e., a complete loss of your principal and any prior earnings). Our Interim Value calculation methodology may result in values that are higher or lower than those obtained from using other methodologies or models. Our Interim Value calculation may be higher or lower than actual market prices of similar or identical derivatives. As a result, the Interim Value you receive may be higher or lower than what other methodologies or models would produce.

In general, depending on applicable rates, an Index Account Option with relatively more downside protection based on its Buffer Rate is likely to have relatively less upside potential based on its Cap Rate or Edge Rate and Edge+ Rate. Conversely, depending on applicable rates, an Index Account Option with relatively less downside protection based on its Buffer Rate is likely to have more upside potential based on its Cap Rate or Edge Rate and Edge+ Rate.

For any new Index Account Option that we offer in the future, we will set the rate(s) for its Downside Protection Type in our discretion, subject to any guaranteed limits to which we are subject as described in the prospectus.

GROWTH OPPORTUNITY TYPE RISK

When you invest in an Index Account Option, the upside potential of your investment may be limited by its Growth Opportunity Type. For Cap, the Cap Rate may limit the upside potential of your investment by capping your participation in positive Index performance. For Edge and Edge+, the Edge Rate and Edge+ Rate are fixed rates of potential return (in no event will a positive Index Credit Rate, if any, differ from the Edge Rate or Edge+ Rate, as applicable). In either case, the Index Credit Rate used to calculate gains may be lower than the Index Change. The risk of investment loss could be significantly greater than the potential for investment gain.

Although Index Account Options with Edge and Edge+ may provide for a positive Index Credit in the event of negative Index performance, like every other Index Account Option, they do not guarantee a positive Index Credit, and they are subject to risk of loss as described under “Buffer Risk.”

In general, depending on applicable rates, an Index Account Option with relatively more upside potential based on its Cap Rate is likely to have relatively less downside protection based on its Buffer Rate. Conversely, depending on applicable rates, an Index Account Option with relatively less upside potential based on its Cap Rate is likely to have more downside protection based on its Buffer Rate. Currently, all Index Account Options with Edge and Edge+ have the same Buffer Rate.

We may declare new Cap Rates, or Edge Rates and Edge+ Rates, for the available Index Account Options for new Crediting Periods. We set these rates in our discretion, within any guaranteed limits to which we are subject as described in this prospectus. You bear the risk that the rate(s) we declare for a new Crediting Period will not be any more or less favorable to you than any guaranteed limits to which we are subject.

INTERIM VALUE RISK

We calculate the Interim Value of your investment in an Index Account Option each Business Day between the first and last day of the Crediting Period. The Interim Value on any such Business Day determines the value of that Index Account Option for withdrawals, Surrender, annuitization, the death benefit, and Performance Lock, and to pay fees and charges.

On any Business Day between the first and last day of a Crediting Period, the Interim Value for an Index Account Option will not impact your Policy unless one of the following transactions occurs on that Business Day:

•	A fee or charge is deducted from the Index Account Option;
•	An amount is deducted from the Index Account Option as a result of a Surrender or withdrawal (including an automatic withdrawal, minimum required distribution, surrender charge-free withdrawal, or any other withdrawal);
•	The Policy is annuitized;
•	The death benefit is calculated; or
•	You exercise the Performance Lock feature (that Business Day being the Performance Lock Date).

In any of those circumstances—including the deduction of a periodic fee or charge—the transaction will be processed based on the Interim Value for that Index Account Option on that Business Day, and an Interim Value adjustment will apply. An Interim Value adjustment (i.e., the interim rate of return) may be positive, negative, or equal to zero. The application of a negative Interim Value adjustment will result in loss, which may be significant.

In extreme circumstances, it is possible to lose 100% of your investment in any Index Account Option due to the application of a negative Interim Value adjustment (i.e., a complete loss of your principal and any prior earnings).

If you have multiple ongoing Crediting Periods for Index Account Options that end at different times, any of the transactions listed above will be based on an Interim Value for some or all of your Index Account Options. For as long as you have multiple ongoing Crediting Periods for Index Account Options, there may be no time that any such transaction can be performed without the application of at least one Interim Value.

The Interim Value for an Index Account Option will generally change each Business Day, and the change may be positive or negative compared to the last Business Day, even when the Index has increased in value. Interim Values are not calculated based on Index performance, and an Index Account Option’s limit on Index gains and losses for the end of the Crediting Period does not apply to the calculation of Interim Value. As such, when a transaction is processed based on an Interim Value, the Interim Value could reflect less gain or more loss (perhaps significantly less gain or more loss) than would be applied at the end of the Crediting Period. This means that there could be significantly less money available under your Policy for fees and charges, withdrawals, a Surrender, annuitization, and the death benefit. If you use the Performance Lock feature to lock-in an Interim Value (less any other applicable charges) that is lower than the amount you invested in that Index Account Option on the Crediting Period start date, you may be locking-in a loss.

See INDEX ACCOUNT OPTIONS – INTERIM VALUE and EXPENSES AND ADJUSTMENTS – INTERIM VALUE ADJUSTMENT.

REDUCTION TO INDEX BASE RISK

On the first day of the Crediting Period, your Index Base equals the dollar amount that you allocated to that Index Account Option. Your Index Base for that Index Account Option will not change unless a fee or charge is deducted from that Index Account Option, or if you take any type of withdrawal from that Index Account Option (including an automatic withdrawal, minimum required distribution, surrender charge-free withdrawal, or any other withdrawal), before the end of the Crediting Period, in which case your Index Base will be subject to a reduction at that time. The reduction is proportionate. It is derived by reducing your Index Base by the same percentage as the percentage reduction to your Interim Value due to the amount of the withdrawal or the fee or charge deducted (which is deducted from the Interim Value on a dollar-for-dollar basis).

A reduction to your Index Base could result in less gain (if any) or more loss at the end of a Crediting Period, perhaps significantly less gain or more loss, because the Index Credit Rate will be applied to a lower Index Base. All withdrawals taken, and fees and charges deducted, from an Index Account Option before the end of a Crediting Period will trigger a reduction to your Index Base, even fees and charges that are periodically deducted from your Policy. A reduction to your Index Base may be greater than the amount withdrawn or the fee or charge deducted. A reduction will also result in lower Interim Values for the remainder of the Crediting Period (because the interim rate of return will be applied to a smaller Index Base).

Once your Index Base for an Index Account Option has been reduced, there is no way to increase your Index Base for the remainder of the Crediting Period, and therefore no way to reverse or offset the negative impact of a reduction to your Index Base.

Reductions to your Index Base may have long-term, adverse impacts on your Policy. By reducing the potential gains under your Policy, and potentially resulting in more loss under your Policy, such reductions will ultimately reduce the amount available for withdrawal or Surrender throughout the accumulation phase, the amount payable as a death benefit during the accumulation phase, and the amount paid out during the income phase after annuitization.

See INDEX ACCOUNT OPTIONS – REDUCTION TO INDEX BASE.

PERFORMANCE LOCK RISK

On any Business Day between the first and last day of the Crediting Period for an Index Account Option, you may exercise the Performance Lock feature. If you exercise Performance Lock, your Interim Value for that Index Account Option (less any other applicable charges) on the Performance Lock Date is “locked-in” and transferred to the Performance Lock Account, where it will remain until the next Allocation Anniversary unless (a) earlier withdrawn or annuitized or (b) Early Re-Entry is exercised. The amount held in the Performance Lock Account will be credited compound interest daily based on the annual interest rate in effect on that day and will be reduced on a dollar for dollar basis for any fees, charges, or withdrawals deducted from the Performance Lock Account. You should consult with a financial professional prior to exercising Performance Lock.

The Performance Lock feature is subject to the following risks:

•	If you exercise Performance Lock, you will be locking-in an Interim Value (and that Interim Value will be reduced dollar for dollar by any other applicable charges). The Interim Value adjustment reflected in your locked-in Interim Value may be negative. A negative Interim Value adjustment may result in significant loss. It is possible that you would have realized less loss or no loss if you exercised the Performance Lock feature at a different time or not at all. See INTERIM VALUE RISK.
•	Amounts held in the Performance Lock Account will not participate in any Index performance (positive or negative). No Index Credit will be applied to amounts held in the Performance Lock Account. The sooner after the Crediting Period start date or an Allocation Anniversary that you exercise Performance Lock, the longer you may forego participating in Index performance. Depending on when you exercise Performance Lock and whether you exercise Early Re-Entry, your investment might not participate in Index performance for up to one year.
•	If you exercise Performance Lock manually, we will lock-in the next calculated Interim Value (less any other applicable charges) after we receive your request in good order. You won’t know the locked-in Interim Value in advance. The locked-in Interim Value may be lower or higher than the Interim Value that was last calculated before you submitted your request. When you exercise Performance Lock automatically, you will not know the locked-in Interim Value in advance, but the locked-in Interim Value (less any other applicable charges) will be triggered by the target gain that you set in advance.
•	Withdrawals from the Performance Lock Account are not subject to Interim Values or proportionate reductions to an Index Base, but are subject to the other risks associated with withdrawals or a Surrender, including applicable surrender charges ,taxes and a 10% federal penalty tax if made before age 59 1⁄2, and significant reductions to Policy benefits.
•	We will not provide advice or notify you regarding whether you should exercise the Performance Lock feature or the optimal time for doing so. We will not warn you if you exercise the Performance Lock feature at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise the Performance Lock feature. There may not be an optimal time to exercise the Performance Lock feature during a Crediting Period. It may be better for you if you do not exercise Performance Lock during a Crediting Period. It is impossible to know with certainty whether or not Performance Lock should be exercised.
•	Performance Lock, once exercised for a Crediting Period, is irrevocable.

See INDEX ACCOUNT OPTIONS – PERFORMANCE LOCK.

EARLY RE-ENTRY RISK

Early Re-Entry (Currently not available for Index Account Options with (i) a one-year Crediting Period or (ii) if there will be less than 12 months remaining in a Crediting Period upon re-entry.) allows you to reallocate into a previously locked Index Account Option for the remaining Crediting Period. By exercising Early Re-Entry, you will be re-exposing your investment to the possibility of Index losses, negative Interim Value adjustments, and reductions to your Index Base. Given the abbreviated length of a remaining Crediting Period upon re-entry, the value of your investment could be more susceptible to loss from short-term negative Index performance. Early Re-Entry, once exercised, is irrevocable. You should consult with a financial professional before exercising Early Re-Entry, including consideration of your individual circumstances, as well as market conditions, index performance, time remaining in the crediting period, and all applicable rates. See EARLY RE-ENTRY for more information.

The original Buffer Rate will apply to the remaining Crediting Period; however, the Cap Rate or Edge and Edge+ Rate will be reset. The reset rate(s) for Early Re-Entry will be declared by us prior to each Allocation Monthiversary. The reset rate(s) will be lower than the original rate(s) for the Crediting Period. We expect that the reset rate(s) that we declare for Early Re-Entry will typically represent a proration of the original rate(s) for a Crediting Period based on the time remaining in the Crediting Period upon re-entry. However, you should understand that we reserve the right to declare reset Cap Rates and Edge and Edge+ Rates at our discretion, subject to the guaranteed minimums set forth in the following table:

Buffer	Guaranteed Minimum Reset Cap Rate or Edge Rate and Edge+ Rate
	Months Remaining in Crediting Period upon Re-Entry
	71-60	59-48	47-36	35-24	23-12
10%	25.00%	20.00%	15.00%	10.00%	5.00%
15%	22.50%	18.00%	13.50%	9.00%	4.50%
20%	20.00%	16.00%	12.00%	8.00%	4.00%

We will not provide advice or notify you regarding whether you should exercise Early Re-Entry or the optimal time for doing so. We will not warn you if you exercise Early Re-Entry at a sub-optimal time. We are not responsible for any losses or additional fees incurred in relation to your decision to exercise Early Re-Entry. It may be better for you if you do not exercise Early Re-Entry.

See INDEX ACCOUNT OPTIONS – PERFORMANCE LOCK+.

INDEX SUBSTITUTION RISK

During a Crediting Period, if a market index serving as an Index is discontinued or if the calculation of the index is substantially changed by the index provider, or if Index Values should become unavailable for any reason, we may substitute the Index with a new Index, once we obtain all necessary regulatory approvals. We will notify you of any such substitution in writing.

If we substitute an Index, we will select a new Index that we determine in our judgment is comparable to the old Index. We may look at factors that include, but are not limited to, asset class, index composition, strategy, and index liquidity. You will have no right to reject the substitution of an Index. The performance of the new Index may differ significantly from the performance of the old Index. If we substitute the Index for an Index Account Option in which you are invested, your investment in the Policy is subject to the same terms and conditions as any other investment in an Allocation Account under the Policy. For example, you will not be permitted to transfer Policy Value prior to the end of a Crediting Period if a substitution occurs.

If we substitute an Index during a Crediting Period, we will calculate the Index Change using the original Index up until the substitution date. After the substitution date, we will calculate the Index Change using the replacement Index, but with a revised Initial Index Value for the replacement Index. The revised Initial Index Value for the replacement Index will reflect the Index Change for the original Index from the start of the Crediting Period to the substitution date. We will use a similar process if multiple substitutions occur during a Crediting Period. The substitution of an Index will have no impact on the Index Account Option’s Crediting Period, Growth Opportunity Type, Downside Protection Type, or any other features or rates for that Index Account Option other than the Index to which the Index Account Option is linked.

See INDEX ACCOUNT OPTIONS – INDEXES – Index Substitutions.

RISK OF LOSS DURING CANCELLATION PERIOD

You may cancel your Policy after you purchase it, but only if you cancel it within the prescribed period, which is generally 10 days after you receive the Policy (or 60 days for replacement Policies). The amount refunded will generally be premiums paid minus net amount allocated to the Index Account(s), plus the value of the Index Account(s) on the date of cancellation. If you invest in an Index Account Option when you purchase the Policy, you will be subject to risk of loss during the right to cancel period because the amount refunded upon cancellation (Policy Value) will be subject to an Interim Value adjustment, which may be negative, if your Policy Value is allocated to an Index Account Option. See INTERIM VALUE RISK above.

ADDITIONAL PREMIUM PAYMENT RISK

We reserve the right to limit or refuse additional premium payments. If we exercise this right, you may not be permitted to make additional premium payments, in which case you will be unable to increase the value of your Policy or its benefits (e.g., the death benefit) through additional premium payments. We will not allow additional premium payments under a Policy after the Owner (or oldest joint Owner) attains the age of 90. For Policies with applications signed prior to May 1, 2026, each additional premium payment must be at least $50 unless a different minimum is stated in your Policy. For Policies with applications signed on or after May 1, 2026, each additional premium payment must be at least $5,000, with a minimum allocation for each Allocation Account of $1,000 unless a different minimum is stated in your Policy.

FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY

An investment in the Policy is subject to the risks related to us, Transamerica Financial Life Insurance Company. Any obligations,

guarantees, and benefits under the Policy (including under the Index Account Options, the Fixed Account Option, the Fixed Holding Account, and the Performance Lock Account, as well as death benefits, and annuity payments)are subject to our financial strength and claims-paying ability. If we experience financial distress, we may be permitted by law to delay payments to you for up to six months, and we ultimately may not be able to meet our obligations to you.

The following risks relate to the Separate Account: (i) amounts under the Policy are not held in a separate account registered under Investment Company Act of 1940; (ii) Owners do not share in the investment performance of assets held in the Separate Account; and (iii) the obligations under this Policy are independent of the investment performance of the Separate Account and are the obligations of the Company.

More information about Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting transamerica.com or calling toll-free (800) 525-6205. We encourage you to read the information about Transamerica Financial Life Insurance Company, including our financial statements, included in the Statement of Additional Information. Instructions on how to obtain the Statement of Additional Information appear on the back cover of this prospectus.

CYBER SECURITY AND BUSINESS CONTINUITY RISKS

Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data, and breaches of regulation may lead to a materially adverse effect on our administration of the Policy. We cannot assure you that interruptions, failures, or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. Also, our business operations may be adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes. Such events may impact the availability and capacity of our key personnel and may have a materially adverse effect on our administration of the Policy. See the Statement of Additional Information for more information about our cybersecurity and operational risks.

Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]

INDEX ACCOUNT OPTIONS

Each Index Account Option tracks the performance of an Index for a Crediting Period. We will credit gain or loss (i.e., positive or negative interest, or Index Credit) at the end of a Crediting Period to amounts allocated to an Index Account Option based, in part, on the performance of the applicable Index. An investment in an Index Account Option is not an investment in the applicable Index or in any index fund.

You could lose a significant amount of money if an Index declines in value. You could also lose a significant amount of money due to a negative Interim Value adjustment if amounts are removed from an Index Account Option prior to the end of its Crediting Period.

We can add and remove Index Account Options as available investment options and change the features of an Index Account Option from one Crediting Period to the next, including the Index and the current limits on Index gains (subject to any minimum guarantees).

If we remove an Index Account Option, it will be closed such that no reinvestments or transfers will be allowed into that Index Account Option. If you are currently invested in an Index Account Option that is being closed, you may remain in that Index Account Option until the end of the Crediting Period.

Information regarding the features of each currently offered Index Account Option, including (i) its name, (ii) a brief statement describing the assets that the Index seeks to track (e.g., U.S. large-cap equities), (iii) its Crediting Period, (iv) its current limit on Index loss and (v) its minimum limit on Index gain, is available in an appendix to this prospectus. See APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE POLICY.

Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]

The Policy is “index-linked” because the value of each Index Account Option is linked to the performance of an Index. If you invest in one or more Index Account Options, the amount of money you are able to accumulate under your Policy depends (at least in part) upon the performance of your Index Account Options. You could lose a significant amount of money that you allocate to the Index Account Options.

Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]		You could lose a significant amount of money if an Index declines in value.
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]		You could also lose a significant amount of money due to a negative Interim Value adjustment if amounts are removed from an Index Account Option prior to the end of its Crediting Period.
Index-Linked Option Details, Features [Text Block]

Information regarding the features of each currently offered Index Account Option, including (i) its name, (ii) a brief statement describing the assets that the Index seeks to track (e.g., U.S. large-cap equities), (iii) its Crediting Period, (iv) its current limit on Index loss and (v) its minimum limit on Index gain, is available in an appendix to this prospectus. See APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE POLICY.

Index-Linked Option Details, Interest Crediting [Line Items]
Index-Linked Option Details, Interest Crediting [Text Block]		We will credit gain or loss (i.e., positive or negative interest, or Index Credit) at the end of a Crediting Period to amounts allocated to an Index Account Option based, in part, on the performance of the applicable Index.
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]		https://www.transamerica.com/rila-rate-center
Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Crediting Periods [Text Block]

CREDITING PERIOD

Each Index Account Option has a defined Crediting Period. The Crediting Period is the length of time from the Crediting Period’s start date to its end date, expressed in years. It is also the number of years that the Index Account Option is linked to the Index’s performance.

The Policy currently offers Index Account Options with 1-year, 2-year, and 6-year Crediting Periods. Not all Crediting Period lengths are available with all Index Account Options.

Before selecting an Index Account Option for investment, you should consider, in consultation with your financial professional, which Crediting Period lengths may be appropriate for you based on your liquidity needs, investment horizon, and financial goals. Investing in Index Account Options with shorter Crediting Periods will provide more opportunities for Index Credits and transferring Policy Value; however, assuming the same Index and limit on Index loss, Index Account Options with shorter Crediting Periods generally tend to have less potential for gain over a single Crediting Period. Conversely, investing in Index Account Options with longer Crediting Periods will provide fewer opportunities for Index Credits and transferring Policy Value; however, assuming the same Index and limit on Index loss, Index Account Options with longer Crediting Periods will generally tend to have more potential for gain over a single Crediting Period.

Amounts must remain in an Index Account Option until the end of its Crediting Period to be credited with Index Credits and to avoid a possible negative Interim Value adjustment, in addition to potential surrender charges, tax consequences, or other negative impacts to your Policy (e.g., proportionate reductions to your Index Base and reductions to the death benefit).

An Interim Value adjustment will apply if any of the following transactions occur prior to the end of a Crediting Period for an Index Account Option: (i) a fee or charge is deducted; (ii) you take a Surrender or any withdrawal; (iii) the Policy is annuitized; (iv) the death benefit is calculated; or (v) you exercise the Performance Lock feature. See INTERIM VALUE below, as well as EXPENSES AND ADJUSTMENTS – INTERIM VALUE ADJUSTMENT later in this prospectus, for additional information.

Index-Linked Option Details, Crediting Periods Investor Considerations [Text Block]

Before selecting an Index Account Option for investment, you should consider, in consultation with your financial professional, which Crediting Period lengths may be appropriate for you based on your liquidity needs, investment horizon, and financial goals. Investing in Index Account Options with shorter Crediting Periods will provide more opportunities for Index Credits and transferring Policy Value; however, assuming the same Index and limit on Index loss, Index Account Options with shorter Crediting Periods generally tend to have less potential for gain over a single Crediting Period. Conversely, investing in Index Account Options with longer Crediting Periods will provide fewer opportunities for Index Credits and transferring Policy Value; however, assuming the same Index and limit on Index loss, Index Account Options with longer Crediting Periods will generally tend to have more potential for gain over a single Crediting Period.

Index-Linked Option Details, Amounts Must Remain Until End of Crediting Period [Text Block]

Amounts must remain in an Index Account Option until the end of its Crediting Period to be credited with Index Credits and to avoid a possible negative Interim Value adjustment, in addition to potential surrender charges, tax consequences, or other negative impacts to your Policy (e.g., proportionate reductions to your Index Base and reductions to the death benefit).

Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]

An Interim Value adjustment will apply if any of the following transactions occur prior to the end of a Crediting Period for an Index Account Option: (i) a fee or charge is deducted; (ii) you take a Surrender or any withdrawal; (iii) the Policy is annuitized; (iv) the death benefit is calculated; or (v) you exercise the Performance Lock feature. See INTERIM VALUE below, as well as EXPENSES AND ADJUSTMENTS – INTERIM VALUE ADJUSTMENT later in this prospectus, for additional information.

Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]

EXAMPLES OF CREDITING METHODOLOGY

The following examples illustrate how we calculate and credit Index Credit assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals or Surrender. They assume no exercise of Performance Lock or Early Re-Entry.

The Index Changes in the examples below are wide ranging so that you can compare and contrast different return scenarios; they are not historical Index returns. See THE INDEXES – Historical Index Returns later in this section for information about historical Index returns.

Examples

For each scenario below, assume an Index Account Option with a 1-year Crediting Period, Buffer (Buffer Rate 10%), Cap (Cap Rate 10%).

Scenario	Starting Index Base	Initial Index Value	Final Index Value	Index Change	Index Credit Rate	Ending Index Base	Index Credit	Index Account Option Value
1	1000	100	120	+20%	+10%	1000	+$100	$1,100
2	1000	100	105	+5%	+5%	1000	+$50	$1,050
3	1000	100	100	0%	0%	1000	$0	$1,000
4	1000	100	95	-5%	0%	1000	$0	$1,000
5	1000	100	80	-20%	-10%	1000	-$100	$900

For each scenario below, assume an Index Account Option with a 2-year Crediting Period, Buffer (Buffer Rate 15%), Cap (Cap Rate 20%).

Scenario	Starting Index Base	Initial Index Value	Final Index Value	Index Change	Index Credit Rate	Ending Index Base	Index Credit	Index Account Option Value
1	1000	100	135	+35%	+20%	1000	+$200	$1,200
2	1000	100	112	+12%	+12%	1000	+$120	$1,120
3	1000	100	100	0%	0%	1000	$0	$1,000
4	1000	100	88	-12%	0%	1000	$0	$1,000
5	1000	100	65	-35%	-20%	1000	-$200	$800

For each scenario below, assume an Index Account Option with a 6-year Crediting Period, Buffer (Buffer Rate 20%), Cap (Cap Rate 30%).

Scenario	Starting Index Base	Initial Index Value	Final Index Value	Index Change	Index Credit Rate	Ending Index Base	Index Credit	Index Account Option Value
1	1000	100	150	+50%	+30%	1000	+$300	$1,300
2	1000	100	115	+15%	+15%	1000	+$150	$1,150
3	1000	100	100	0%	0%	1000	$0	$1,000
4	1000	100	85	-15%	0%	1000	$0	$1,000
5	1000	100	50	-50%	-30%	1000	-$300	$700

For each scenario below, assume an Index Account Option with a 1-year Crediting Period, Buffer (Buffer Rate 10%), and Edge and Edge+ (Edge Rate 5% and Edge+ Rate 10%).

Scenario	Starting Index Base	Initial Index Value	Final Index Value	Index Change	Index Credit Rate	Ending Index Base	Index Credit	Index Account Option Value
1	1000	100	120	+20%	+10%	1000	+$100	$1,100
2	1000	100	105	+5%	+10%	1000	+$100	$1,100
3	1000	100	100	0%	+10%	1000	+$100	$1,100
4	1000	100	95	-5%	+5%	1000	+$50	$1,050
5	1000	100	80	-20%	-10%	1000	-$100	$900

Index-Linked Option Details, Bar Chart Legend [Text Block]

Historical Index Returns

The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical -10% buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performance below is NOT the performance of any Index Account Option. Your performance under the Policy will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Index Account Options, and does not reflect Policy fees and charges, including surrender charges or negative Interim Value adjustments, which reduce performance.

Index-Linked Option Details, Crediting Methodology Example [Text Block]

Examples

For each scenario below, assume an Index Account Option with a 1-year Crediting Period, Buffer (Buffer Rate 10%), Cap (Cap Rate 10%).

Scenario	Starting Index Base	Initial Index Value	Final Index Value	Index Change	Index Credit Rate	Ending Index Base	Index Credit	Index Account Option Value
1	1000	100	120	+20%	+10%	1000	+$100	$1,100
2	1000	100	105	+5%	+5%	1000	+$50	$1,050
3	1000	100	100	0%	0%	1000	$0	$1,000
4	1000	100	95	-5%	0%	1000	$0	$1,000
5	1000	100	80	-20%	-10%	1000	-$100	$900

For each scenario below, assume an Index Account Option with a 2-year Crediting Period, Buffer (Buffer Rate 15%), Cap (Cap Rate 20%).

Scenario	Starting Index Base	Initial Index Value	Final Index Value	Index Change	Index Credit Rate	Ending Index Base	Index Credit	Index Account Option Value
1	1000	100	135	+35%	+20%	1000	+$200	$1,200
2	1000	100	112	+12%	+12%	1000	+$120	$1,120
3	1000	100	100	0%	0%	1000	$0	$1,000
4	1000	100	88	-12%	0%	1000	$0	$1,000
5	1000	100	65	-35%	-20%	1000	-$200	$800

For each scenario below, assume an Index Account Option with a 6-year Crediting Period, Buffer (Buffer Rate 20%), Cap (Cap Rate 30%).

Scenario	Starting Index Base	Initial Index Value	Final Index Value	Index Change	Index Credit Rate	Ending Index Base	Index Credit	Index Account Option Value
1	1000	100	150	+50%	+30%	1000	+$300	$1,300
2	1000	100	115	+15%	+15%	1000	+$150	$1,150
3	1000	100	100	0%	0%	1000	$0	$1,000
4	1000	100	85	-15%	0%	1000	$0	$1,000
5	1000	100	50	-50%	-30%	1000	-$300	$700

For each scenario below, assume an Index Account Option with a 1-year Crediting Period, Buffer (Buffer Rate 10%), and Edge and Edge+ (Edge Rate 5% and Edge+ Rate 10%).

Scenario	Starting Index Base	Initial Index Value	Final Index Value	Index Change	Index Credit Rate	Ending Index Base	Index Credit	Index Account Option Value
1	1000	100	120	+20%	+10%	1000	+$100	$1,100
2	1000	100	105	+5%	+10%	1000	+$100	$1,100
3	1000	100	100	0%	+10%	1000	+$100	$1,100
4	1000	100	95	-5%	+5%	1000	+$50	$1,050
5	1000	100	80	-20%	-10%	1000	-$100	$900

Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]

The following examples illustrate how we calculate and credit Index Credit assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals or Surrender. They assume no exercise of Performance Lock or Early Re-Entry.

The Index Changes in the examples below are wide ranging so that you can compare and contrast different return scenarios; they are not historical Index returns. See THE INDEXES – Historical Index Returns later in this section for information about historical Index returns.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Additional Information [Text Block]		Additional Index information is included in APPENDIX B. You may request additional information about each Index from our Administrative Office or your financial intermediary.
Index-Linked Option Details, Index Substitution [Text Block]

Index Substitution

We reserve the right to substitute an Index prior to the end of a Crediting Period. During a Crediting Period, if a market index serving as an Index is discontinued, or if the calculation of the Index is substantially changed by the index provider, or if Index Values should become unavailable for any reason, or if its investment objectives, strategies, or risks substantially change, we may substitute the Index with a new Index once we obtain all necessary regulatory approvals.

We will notify you of any such substitution in writing. We will seek to notify you at least 30 days prior to substituting an Index for any Index Account Option in which you are invested. However, in the event that it is necessary to substitute on less than 30 days’ notice due to circumstances outside of our control, we will provide notice of the substitution as soon as practicable.

If we substitute an Index, we will select a new Index that we determine in our judgment is comparable to the old Index. We may look at factors which include, but are not limited to, asset class, index composition, strategy, and index liquidity. In the event that a comparable Index is not found, we will substitute the original Index with a broad-based securities market index. An Index Account Option will not be ended prior to the end of the Crediting Period due to our inability to find a comparable Index.

If we substitute an Index during a Crediting Period, we will calculate the Index Change using the original Index up until the substitution date. After the substitution date, we will calculate the Index Change using the replacement Index, but with a revised Initial Index Value for the replacement Index. The revised Initial Index Value for the replacement Index will reflect the Index Change for the original Index from the start of the Crediting Period to the substitution date. We will use a similar process if multiple substitutions occur during a Crediting Period. The substitution of an Index will have no impact on the Index Account Option’s Crediting Period, Growth Opportunity Type, Downside Protection Type, or any other features or rates for that Index Account Option other than the Index to which the Index Account Option is linked.

This example is intended to show how we would calculate the Index Change during a Crediting Period in which an Index was substituted.

Index Change on substitution date for original Index

Initial Index Value for original Index	1,000
Index Value for original Index on substitution date	1,050
Index Change for original Index on substitution date	(1,050 / 1,000) - 1 = 5.00%

This 5% Index Change on the substitution date is then used to calculate the revised Initial Index Value for the replacement Index.

Revised Initial Index Value for replacement Index

Index Change for original Index on substitution date	5.00%
Index Value for replacement Index on substitution date	1,000
Revised Initial Index Value for replacement Index	1,000 / (100.00% + 5) = 952.38

The Index Change calculation for that Crediting Period is then based on the change between the revised Initial Index Value for the replacement Index, and the Final Index Value for the replacement Index.

Index-Linked Option Details, Index Substitution Circumstances [Text Block]

We reserve the right to substitute an Index prior to the end of a Crediting Period. During a Crediting Period, if a market index serving as an Index is discontinued, or if the calculation of the Index is substantially changed by the index provider, or if Index Values should become unavailable for any reason, or if its investment objectives, strategies, or risks substantially change, we may substitute the Index with a new Index once we obtain all necessary regulatory approvals.

Index-Linked Option Details, Index Substitution Selection [Text Block]

If we substitute an Index, we will select a new Index that we determine in our judgment is comparable to the old Index. We may look at factors which include, but are not limited to, asset class, index composition, strategy, and index liquidity. In the event that a comparable Index is not found, we will substitute the original Index with a broad-based securities market index. An Index Account Option will not be ended prior to the end of the Crediting Period due to our inability to find a comparable Index.

Index-Linked Option Details, Index Substitution Notification [Text Block]

We will notify you of any such substitution in writing. We will seek to notify you at least 30 days prior to substituting an Index for any Index Account Option in which you are invested. However, in the event that it is necessary to substitute on less than 30 days’ notice due to circumstances outside of our control, we will provide notice of the substitution as soon as practicable.

Index-Linked Option Details, Index Substitution Calculation [Text Block]

The Index Change calculation for that Crediting Period is then based on the change between the revised Initial Index Value for the replacement Index, and the Final Index Value for the replacement Index.

Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Default Reallocation [Text Block]		See DEFAULT OPTIONS for information on the default reallocation in the absence of such instructions.
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]

FIXED ACCOUNT OPTION

There is currently only one Fixed Account Option available. The available Fixed Account Option has a 1-year Crediting Period. We do not guarantee that a Fixed Account Option will always be available in the future.

Information regarding the features of the available Fixed Account Option, including (i) its name, (ii) its term, and (iii) its minimum guaranteed interest rate, is available in an appendix to this prospectus. See APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE POLICY.

If you invest in the Fixed Account Option, we guarantee your principal and a fixed annual interest rate for a 1-year Crediting Period. We will credit compound interest daily throughout the Crediting Period based on the annual interest rate we declared for that Crediting Period. The current annual interest rate being offered for new Crediting Periods is available online at https://www.transamerica.com/rila-rate-center or upon request by contacting our Administrative Office or your financial intermediary.

We will send existing Owners a personalized letter at least 21 days before the end of each Crediting Period. Among other information, your Renewal Letter will remind you: (i) of your opportunity to decide how your Policy Value should be re-invested; (ii) of the Allocation Account(s) that will be available for investment, as set forth in the prospectus for the Policy at that time; (iii) how to obtain the current annual interest rate and current limits on Index gains, as applicable, for the available Allocation Account(s); and (iv) to submit instructions to us at least one Business Day before the end of the Crediting Period (or the next Allocation Anniversary, if you exercised Performance Lock but not Early Re-Entry for an Index Account Option).

See SELECTING ALLOCATION ACCOUNTS FOR INVESTMENT for information on how you may provide instructions on reallocating Policy Value at the end of a Crediting Period, as well as the default reallocation in the absence of such instructions.

We may declare a new annual interest rate for new Crediting Periods. We determine the annual interest rates for new Crediting Periods at our discretion, subject to a guaranteed minimum effective annual interest rate. The guaranteed minimum effective annual interest rate will be established on the Policy Date and will be 1.00% or the guaranteed minimum interest rate required by state law, whichever is greater. You bear the risk that we will not credit interest for a new Crediting Period at a rate greater than the guaranteed minimum effective annual interest rate. The annual interest rate declared for an ongoing Crediting Period will not change. However, the annual interest rate we declare may differ from Crediting Period to Crediting Period. For example, assume you have Policy Value invested in the Fixed Account Option with an ongoing 1-year Crediting Period. If the Fixed Account Option is still available for investment and you invest additional amounts in the Fixed Account Option, you will have two separate ongoing 1-year Crediting Periods for the Fixed Account Option, and the interest rates for those Crediting Periods may differ.

Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]		The amount of money you are able to accumulate depends upon the total interest credited.
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]		1.00%
Fixed Option Details, Default Reallocation [Text Block]

See SELECTING ALLOCATION ACCOUNTS FOR INVESTMENT for information on how you may provide instructions on reallocating Policy Value at the end of a Crediting Period, as well as the default reallocation in the absence of such instructions.

Fixed Option Details, Notification of Availability [Text Block]		We do not guarantee that a Fixed Account Option will always be available in the future.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]

INTERIM VALUE ADJUSTMENT

As previously discussed under INDEX ACCOUNT OPTIONS – INTERIM VALUE, we calculate the Interim Value of your investment in an Index Account Option each Business Day between the first and last day of the Crediting Period. Interim Values reflect an interim rate of return, also referred to as the “Interim Value adjustment” or “Interim Value Index Credit Rate.” An Interim Value adjustment may be positive, negative, or equal to zero.

The application of a negative Interim Value adjustment will result in loss. A negative Interim Value adjustment will reduce the Policy Value, Policy cash value, and the death benefit, perhaps significantly. The negative impacts to your Policy could be greater than the amount withdrawn or otherwise removed from an Index Account Option. Any losses you incur will be greater if you also incur a surrender charge, taxes, or tax penalties. There are no circumstances under with an Interim Value adjustment will be waived.

In extreme circumstances, you could lose up to 100% of your investment in an Index Account Option due to a negative Interim Value adjustment.

On any Business Day between the first and last day of a Crediting Period, the Interim Value for an Index Account Option will not impact your Policy unless one of the following transactions occurs on that Business Day: (i) a fee or charge is deducted from that Index Account Option; (ii) you take a Surrender or any withdrawal from that Index Account Option; (iii) the Policy is annuitized; (iv) the death benefit is calculated; or (v) you exercise the Performance Lock feature for that Index Account Option (that Business Day being the Performance Lock Date). However, if such a transaction is performed, it will be processed based on the Interim Value for that Index Account Option on that Business Day, and an Interim Value adjustment will apply.

An Interim Value adjustment – or the Interim Value Index Credit Rate – is calculated differently than the Index Credit Rate at the end of a Crediting Period. Interim Value adjustments are not directly tied to the performance of the Index for an Index Account Option, and an Index Account Option’s limit on Index gains and losses for the end of the Crediting Period does not apply to Interim Value. As such, when a transaction is processed based on an Interim Value, the Interim Value could reflect less gain or more loss (perhaps significantly less gain or more loss) than would be applied at the end of the Crediting Period.

Any fees or charges applicable to an Interim Value transaction will be applied after the Interim Value adjustment. Any applicable surrender charge or special service fee will not be reflected in the Interim Value(s). They will be deducted from the Interim Value(s) on a dollar-for-dollar basis. Your Policy cash value will reflect your Interim Values and all applicable fees and charges.

In addition to an Interim Value adjustment and applicable fees and charges, all withdrawals taken, and fees and charges deducted, from Interim Value will trigger an immediate proportionate reduction to your Index Base. A reduction to your Index Base may be greater than the amount withdrawn or the fee or charge deducted. A reduction to your Index Base could result in less gain (if any) or more loss at the end of a Crediting Period, perhaps significantly less gain or more loss, because the Index Credit Rate will be applied to a lower Index Base. A reduction to your Index Base will also result in lower Interim Values for the remainder of the Crediting Period (because the interim rate of return will be applied to a smaller Index Base). See INDEX ACCOUNT OPTIONS – REDUCTION TO INDEX BASE.

An Interim Value adjustment is not a fee or charge that is provided in consideration for any specific Policy feature. Interim Value adjustments are related to the value of the derivative and fixed income instruments that we may hold in support of our financial obligations under the Policy. Interim Value adjustments shift risk from us to Owners, protecting us from losses when amounts are withdrawn or otherwise removed from an Index Account Option prior to end of a Crediting Period.

Interim Value adjustments are calculated pursuant to a formula and may be affected by numerous factors such as Index performance; market volatility (based on availability of calculation data); interest rates; the likelihood, and magnitude of, a positive or negative

Index Credit Rate at the end of the Crediting Period; the length of time remaining in the Crediting Period; and the risk of loss and the possibility of gain at the end of the Crediting Period. In addition, if a premium payment allocated to an Index Account Option is still within its six-year surrender charge period, then in addition to applicable surrender charges, the Interim Value adjustment also reflects a market value adjustment based on changes in interest rates. The impact of this additional adjustment on Interim Value is at its greatest on the first day of the surrender charge period.

You may obtain information about your current Interim Values, including the current value of an Interim Value adjustment, by contacting the Company at our Administrative Office. Please note that Interim Values and Interim Value adjustments fluctuate daily. The current values quoted to you may differ from the actual values that apply when an Interim Value transaction is performed.

Contract Adjustment, Maximum Potential Loss [Percent]		100.00%
Contract Adjustment, Applicable Period [Text Block]		we calculate the Interim Value of your investment in an Index Account Option each Business Day between the first and last day of the Crediting Period.
Contract Adjustment, Waiver Circumstances [Text Block]		There are no circumstances under with an Interim Value adjustment will be waived.
Contract Adjustment, Manner Determined [Text Block]

Interim Value adjustments are calculated pursuant to a formula and may be affected by numerous factors such as Index performance; market volatility (based on availability of calculation data); interest rates; the likelihood, and magnitude of, a positive or negative

Index Credit Rate at the end of the Crediting Period; the length of time remaining in the Crediting Period; and the risk of loss and the possibility of gain at the end of the Crediting Period. In addition, if a premium payment allocated to an Index Account Option is still within its six-year surrender charge period, then in addition to applicable surrender charges, the Interim Value adjustment also reflects a market value adjustment based on changes in interest rates. The impact of this additional adjustment on Interim Value is at its greatest on the first day of the surrender charge period.

Contract Adjustment, Effect on Value and Benefits [Text Block]		A negative Interim Value adjustment will reduce the Policy Value, Policy cash value, and the death benefit, perhaps significantly.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]		The negative impacts to your Policy could be greater than the amount withdrawn or otherwise removed from an Index Account Option
Contract Adjustment, Relationship to Other Charges [Text Block]

Any fees or charges applicable to an Interim Value transaction will be applied after the Interim Value adjustment. Any applicable surrender charge or special service fee will not be reflected in the Interim Value(s). They will be deducted from the Interim Value(s) on a dollar-for-dollar basis. Your Policy cash value will reflect your Interim Values and all applicable fees and charges.

Contract Adjustment, Purpose [Text Block]		Interim Value adjustments shift risk from us to Owners, protecting us from losses when amounts are withdrawn or otherwise removed from an Index Account Option prior to end of a Crediting Period.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]		You may obtain information about your current Interim Values, including the current value of an Interim Value adjustment, by contacting the Company at our Administrative Office.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]		Please note that Interim Values and Interim Value adjustments fluctuate daily. The current values quoted to you may differ from the actual values that apply when an Interim Value transaction is performed.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE POLICY

The following table summarizes information about the benefits available under the Policy.

The availability of Policy benefits may vary depending on the financial intermediary through which the Policy is sold. See APPENDIX D – FINANCIAL INTERMEDIARY VARIATIONS.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Performance Lock (Performance Lock+)	Allows you to lock-in an Interim Value for an Index Account Option prior to the end of a Crediting Period.	Standard	No Charge

•      An Interim Value adjustment will apply, which may be negative.

•      The Downside Protection Type will not apply. Losses could be significant.

•      You will not know the locked-in Interim Value in advance.

•      Exercise is irrevocable.

•      We will not provide advice, notification, or warning regarding exercise.

•      Locked-in amount is transferred to the Performance Lock Account, where it remains until the next Allocation Anniversary unless (a) earlier withdrawn or annuitized or (b) Early Re-Entry is exercised.

•      Amounts in the Performance Lock Account do not participate in Index performance. No Index Credit will be applied after exercise.

Early Re-Entry (Performance Lock+)	Allows you to reallocate into a previously locked Index Account Option for the remainder of the Crediting Period.	Standard	No Charge

•      Re-exposes investment to Index losses, negative Interim Value adjustments, and proportional reductions to Index Base.

•      Original Buffer Rate will apply.

•      Cap Rate or Edge and Edge+ Rate will be reset and will be lower than original rate(s) for the Crediting Period.

•      Exercise is irrevocable.

•      We will not provide advice, notification, or warning regarding exercise.

•      Not available for Index Account Options with one-year Crediting Periods, or if there will be less than 12 months remaining in a Crediting Period upon re-entry.

Policy Value Death Benefit	Upon the death of the Annuitant or Owner, pays a death benefit equal to Policy Value.	Standard	No Charge	• Terminates upon Annuitization. • Benefit may be significantly reduced by withdrawals. • Benefit may be subject to an Interim Value adjustment, which may be negative.
Guaranteed Minimum Death Benefit Rider	Provides for a guaranteed minimum death benefit equal to total premium payments, reduced for withdrawals, payable upon death of the Annuitant. Upon the death of the Owner (who is not also the Annuitant), pays a death benefit equal to Policy Value.	Standard	No Charge

•      Available only at Policy purchase and, under limited circumstances, may be re-elected after death.

•      Automatically included with Policy if Policy application is signed on or after August 18, 2025, and the Annuitant as of the application date is younger than age 81. Not available under any other Policies.

•      Terminates upon Annuitization.

•      All withdrawals under the Policy will reduce the benefit. Withdrawals may result in reductions to the benefit that are greater than the amount withdrawn.

•      Benefit may be subject to an Interim Value adjustment, which may be negative.

Surrender Charge-Free Amount	An amount that may be withdrawn each Policy Year without incurring	Standard	No Charge	• Withdrawals may be subject to negative Interim Value adjustments, taxes, tax penalties, and reductions to the death benefit and Index Bases. • Unused surrender charge-free amounts not
	surrender charges.			available in future Policy Years.
RMD Surrender Charge Waiver	Waives surrender charges on withdrawals taken to satisfy required minimum distributions.	Standard	No Charge	• RMD amount based solely on the Policy. • Withdrawals may be subject to negative Interim Value adjustments, taxes, and proportionate reductions to the death benefit and Index Bases.
Nursing Care and Terminal Condition Waiver	Waives surrender charges if you or your spouse are confined to a nursing home or have terminal illness.	Standard	No Charge

•      Withdrawals under waiver are subject to a $1,000 minimum.

•      Qualifying conditions related to nursing home stay and terminal illness apply.

•      Withdrawals may be subject to negative Interim Value adjustments, taxes, tax penalties, and reductions to the death benefit and Index Bases.

Systematic Payout Option	Allows you to take regular automatic withdrawals from the Policy.	Standard	No Charge

•      Available only during the accumulation phase.

•      Withdrawals may be taken monthly, quarterly, semi-annually, or annually.

•      Withdrawals subject to a $50 minimum.

•      Withdrawals may be subject to surrender charges, negative Interim Value adjustments, taxes, tax penalties, and reductions to the death benefit and Index Bases

DEATH BENEFIT

The Policy includes a death benefit that will become payable to the named beneficiary or beneficiaries under certain circumstances as described in this section. The death benefit may become payable only during the accumulation phase of the Policy.

GENERAL

The Policy has either (i) a guaranteed minimum death benefit under the GMDB rider or (ii) a Policy Value death benefit. If your Policy does not include the GMDB rider, the Policy Value death benefit will apply to your Policy. Once your Policy is issued, your death benefit cannot be changed. Neither death benefit has an additional charge.

For Policies with both (i) an application signed on or after August 18, 2025, and (ii) an Annuitant who is younger than age 81 as of the application date, the GMDB rider will be automatically added to the Policy. The GMDB rider is not available under any other Policies.

The following summarizes the death benefit that may be payable under the Policy:

•	Guaranteed Minimum Death Benefit (GMDB Rider). The GMDB rider provides for a guaranteed minimum death benefit. The guaranteed minimum death benefit under the GMDB rider is payable only upon the death of the Annuitant during the accumulation phase. This means:
o	If the Annuitant and the Owner under the Policy are the same person, then upon the death of such person during the accumulation phase, the death benefit will be the greater of the guaranteed minimum death benefit and the Policy Value.
o	If the Annuitant and Owner under the Policy are not the same person:
•	Upon the death of the Annuitant during the accumulation phase, the death benefit will equal the greater of the guaranteed minimum death benefit and the Policy Value.
•	If the Owner pre-deceases the Annuitant during the accumulation phase, the death benefit will equal the Policy Value. The guaranteed minimum death benefit would not be payable.
•	Policy Value Death Benefit. If the Policy Value death benefit applies to your Policy, upon the death of the Annuitant (or an Owner who is not also the Annuitant) during the accumulation phase, the death benefit will equal the Policy Value.

The following table reflects the death benefit that may be payable under the Policy as described above.

	GMDB Rider Death Benefit – Owner & Annuitant are Same Person	GMDB Rider Death Benefit – Owner & Annuitant are Different People	Policy Value Death Benefit – Owner & Annuitant are Same Person	Policy Value Death Benefit – Owner & Annuitant are Different People
Owner Dies During Accumulation Phase	Greater of Policy Value and guaranteed minimum death benefit	Policy Value	Policy Value	Policy Value
Annuitant Dies During Accumulation Phase	Greater of Policy Value and guaranteed minimum death benefit	Greater of Policy Value and guaranteed minimum death benefit	Policy Value	Policy Value

In all cases, if the death benefit amount is lower than the minimum we are required to pay under applicable law, we will pay the greater amount required by applicable law.

See below THE DEATH BENEFIT AMOUNT for more information about how the death benefit is calculated.

All death benefit guarantees are subject to our financial strength and claims-paying ability.

No death benefit will be payable on or after the Annuity Commencement Date. Please note that the Annuity Commencement Date is the date that the Policy enters the income phase. The Annuity Commencement Date will never be later than the Policy Anniversary on or following the Annuitant’s 99th birthday. In the event of a death on or after the Annuity Commencement Date, the amount payable will depend on the fixed income option selected for the income phase.

We will determine the amount of (if any) and process the death benefit proceeds payable on a Policy, upon receipt at our Administrative Office of satisfactory proof of death, written directions regarding how to process the death benefit, and any other documents, forms, and information that we need (collectively referred to as “due proof of death”). For Policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death benefit. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk of the Policy until they submit due proof of death. The death benefit proceeds remain invested in accordance with the allocations made by the Owner, and otherwise in accordance with the terms of the Policy and as described in this prospectus, until the beneficiary has provided us with due proof of death and all death benefit proceeds have been paid. Due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order.

Please note, we may be required to remit the death benefit proceeds to a state prior to receiving due proof of death. See OTHER INFORMATION – Abandoned or Unclaimed Property. We reserve the right to independently verify the status of any life relevant to the Policy, including verifying when or if an Owner or the Annuitant has died.

Payment of death benefit proceeds will generally occur within seven days from the date we receive due proof of death. See OTHER INFORMATION – Timing of Payments for information about when payments may be deferred.

BENEFICIARIES

You may designate a beneficiary or beneficiaries to receive amounts payable upon your death. The beneficiary designation will remain in effect until changed. You may change the designated beneficiary by sending us Written Notice. The beneficiary designation (or beneficiary change) will take effect upon the date you sign it. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the Owner may then designate a new beneficiary. We will not be liable for any payment made before the Written Notice is received at our Administrative Office.

If there is more than one beneficiary at any level (primary or contingent), and you failed to specify their interest, they will share equally.

GUARANTEED MINIMUM DEATH BENEFIT (GMDB) RIDER

For Policies with both (i) an application signed on or after August 18, 2025, and (ii) an Annuitant who is younger than age 81 as of the application date, the GMDB rider will be automatically added to the Policy. The GMDB rider is not otherwise available. The rider may vary for certain Policies and may not be available for all Policies at all times. Once you elect a death benefit and your Policy is issued, your death benefit cannot be changed, and you will not be impacted if we decide to stop offering the rider.

The GMDB rider, if in effect, provides for a guaranteed minimum death benefit upon the death of the Annuitant during the accumulation phase. The guaranteed minimum death benefit will equal 100% of the Policy Value as of the rider effective date. Thereafter, over the life of the rider, the guaranteed minimum death benefit will increase dollar for dollar for subsequent premium payments and will be reduced by any adjusted withdrawals (as described further below).

Upon the death during the accumulation phase of the Annuitant, if the GMDB rider is in effect, the death benefit will equal either (a) the guaranteed minimum death benefit under the rider or (b) the Policy Value, whichever is greater. Because the GMDB rider includes a guaranteed minimum death benefit that could be greater than Policy Value, the GMDB rider may increase the amount payable compared to the Policy Value death benefit. However, if the Policy Value is greater than the guaranteed minimum death benefit at the time that the death benefit becomes payable, the death benefit under the GMDB rider will be the Policy Value, same as the Policy Value death benefit.

When you take any type of withdrawal (including an automatic withdrawal, minimum required distribution, surrender charge- free withdrawal, or any other withdrawal), your guaranteed minimum death benefit will be reduced by an amount called the “adjusted withdrawal.”

The adjusted withdrawal may be more than the dollar amount of your withdrawal request. This will be the case if the guaranteed minimum death benefit exceeds the Policy Value at the time of withdrawal. If you have a qualified Policy, minimum required distributions rules may require you to request a withdrawal.

The formula used to calculate the adjusted withdrawal amount is AW = DP x (GW/PV) where:

AW = Adjusted withdrawal

DP = Greater of PV or GMDB

GW = Gross withdrawal

PV = Policy Value prior to the withdrawal

GMDB = Guaranteed minimum death benefit prior to the withdrawal

We have included a detailed explanation of this adjustment with examples in APPENDIX C – REDUCTION TO GUARANTEED MINIMUM DEATH BENEFIT FOR WITHDRAWALS UNDER GMDB RIDER.

The GMDB rider will terminate upon the earliest of:

•	The Annuity Commencement Date;
•	Upon the death of the Annuitant;
•	Upon the death of the Owner;
•	Surrender of the Policy; or
•	Other termination of the Policy.

Under limited circumstances, the GMDB rider may be re-elected after termination of the rider, following the death of the Owner or Annuitant. See BENEFICIARY CONTINUATION – Re-Election of GMDB Rider Upon Continuation.

You cannot choose to terminate the GMDB rider unless you Surrender the Policy.

THE DEATH BENEFIT AMOUNT

Death of Person who is both the Annuitant and an Owner Before the Annuity Commencement Date

The death benefit becomes payable if:

•	You are both the Annuitant and the Owner (or joint Owner) of the Policy; and
•	You die before the Annuity Commencement Date.

Under these circumstances, the death benefit will equal the greatest of:

1.	The Policy Value (which will already reflect any applicable fluctuations of the Interim Value) on the date we receive due proof of death and an election of method of settlement.

or

2.	If the GMDB rider is in effect, the guaranteed minimum death benefit on the date of death (plus any additional premium payments received, less any gross withdrawals, after the date of death to the date of payment of death proceeds on a dollar-for-dollar basis). See GUARANTEED MINIMUM DEATH BENEFIT (GMDB) RIDER above for information about how the guaranteed minimum death benefit is calculated.

If an Owner is not also the Annuitant, in the event of simultaneous deaths of the Owner and the Annuitant, the death proceeds equal the amount described in this subsection.

Death of Person who is an Owner but not the Annuitant

The death benefit becomes payable if:

•	You are the Owner (or joint Owner) of the Policy but not also the Annuitant; and
•	You die before the Annuity Commencement Date.

Under these circumstances, the death benefit will equal the Policy Value (which will already reflect any applicable fluctuations of the Interim Value) on the date we receive due proof of death and an election of method settlement.

For purposes of this section, if the Owner is not an individual, then the death of the Annuitant will be treated as the death of the Owner who is also the Annuitant, as described under “Death of Person who is both the Annuitant and an Owner” above.

Death of Annuitant Who is Not an Owner Before the Annuity Commencement Date

If the Annuitant dies before the Annuity Commencement Date, the Annuitant is not the Owner, and the Owner is a natural person:

•	The Owner shall become the Annuitant or, in the case of joint Owners where neither is the deceased Annuitant, the younger Owner shall become the Annuitant; and
•	The Policy Value will be adjusted to equal the greatest of:
1.	The Policy Value on the date we receive due proof of death and an election of method of settlement; or
2.	If the GMDB rider is in effect, the guaranteed minimum death benefit on the date of death (plus any additional premium payments received, less any gross withdrawals, after the date of death on a dollar-for-dollar basis). See GUARANTEED MINIMUM DEATH BENEFIT (GMDB) RIDER above for information about how the guaranteed minimum death benefit is calculated.

This is a one-time only Policy Value adjustment applied at the time the Owner becomes the Annuitant.

If the GMDB rider is in effect, the rider will terminate at the time of due proof of death. The GMDB rider may be re-elected by the Owner within 30 days of our receipt of due proof of death provided that the rider’s age eligibility requirements are satisfied, and we are still offering the rider.

If the GMDB rider is re-elected, the Policy Value used to determine the initial guaranteed minimum death benefit under the re-elected rider will be the Policy Value at time of re-election. If re-elected at time of continuation, this would be the Policy Value immediately following the one-time adjustment described above.

At the time of the one-time adjustment described above, the Policy Value invested in any Allocation Account will remain invested in that Allocation Account in accordance with the general terms of the Policy as described in this prospectus. Any Policy Value added to the Policy as a result of the adjustment will be held in the Fixed Holding Account pending our receipt of new allocation instructions. If we receive allocation instructions within 30 days of continuation, this portion of the Policy Value will be allocated in accordance with those instructions on the next upcoming 1st, 8th, 15th, or 22nd calendar day of any month, whichever occurs first, and the Crediting Period(s) will begin on that day. If we do not receive allocation instructions within 30 days of continuation, this portion of the Policy Value will be automatically allocated to the Default Option.

After the adjustment, the Policy’s death benefit may then become payable at a later date prior to the Annuity Commencement Date as set forth under Death of Owner Before the Annuity Commencement Date above.

Interim Value

If the Policy is invested in an Index Account Option, and the Policy Value death benefit becomes payable before the end of the Crediting Period, the amount payable from that Index Account Option will be calculated based on the Interim Value of that Index

Account Option. Interim Values are not calculated based on Index performance, and an Index Account Option’s limit on Index gains and losses for the end of the Crediting Period does not apply to the calculation of Interim Value. As such, the Interim Value could reflect less gain or more loss (perhaps significantly less gain or more loss) than would be applied at the end of the Crediting Period. This means that there could be significantly less money available under your Policy for the death benefit.

Distribution Rules

When a death benefit becomes payable upon the death of an Owner, the death benefit will be paid in accordance with the following rules:

•	If an individual Owner is alive at the time of the decedent’s death, payment will be made to that surviving Owner; otherwise
•	If a primary beneficiary is alive at the time of the decedent’s death, payment will be made to the primary beneficiary; otherwise
•	If a primary beneficiary dies before the decedent and there are additional living primary beneficiaries, the deceased primary beneficiary’s interest will be shared proportionately with all living primary beneficiaries; otherwise
•	If all primary beneficiaries die before the decedent’s death, payment will be made to the living contingent beneficiary(ies), if any; otherwise
•	If a contingent beneficiary dies before the decedent and there are additional living contingent beneficiaries, the deceased contingent beneficiary’s interest will be shared proportionately with all living contingent beneficiaries; otherwise
•	In the event no primary or contingent beneficiaries have been named and/or all have died before the decedent, payment will be made to the decedent’s estate.

If a primary or contingent beneficiary dies after the decedent’s death, but prior to death proceeds being payable to the beneficiary, payment will be made to the beneficiary’s estate.

Please note, in accordance with the rules above, if there is a surviving Owner when a death benefit becomes payable, the surviving Owner will receive the death benefit (i.e., the surviving Owner takes the place of any beneficiary designation).

The person receiving the death benefit may choose to receive the death benefit as a lump sum, as annuity payments, or as otherwise permitted by the Company in accordance with applicable law. The beneficiary may be able to continue the Policy in his or her own name if the beneficiary is the Owner’s surviving spouse, as described below. Distribution requirements may apply upon the death of any Owner. See TAX INFORMATION for a more detailed discussion of the distribution requirements that apply under the Policy in accordance with the Internal Revenue Code.

DEATH AFTER THE ANNUITY COMMENCEMENT DATE

The amount payable, if any, on or after the Annuity Commencement Date depends on the fixed income option selected. However, in all cases if an Owner dies on or after the Annuity Commencement Date, any remaining interest in the Policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner’s death. In addition, please carefully note the following:

IF:

•	You are not the Annuitant; and
•	You die on or after the Annuity Commencement Date; and
•	The entire guaranteed amount in the Policy has not been paid;

THEN:

•	The remaining portion of such guaranteed amount in the Policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	You are the Owner and Annuitant; and
•	You die after the Annuity Commencement Date; and
•	The fixed income option you selected did not have or no longer has a guaranteed period;

THEN:

•	No additional payments will be made.

BENEFICIARY CONTINUATION

Spousal Continuation

Spousal continuation provisions may be exercised upon the death of the Owner/Annuitant (when the same person) or death of the Owner (when the Owner and Annuitant are not the same person) during the accumulation phase. In such circumstances, the spousal beneficiary may elect to continue the Policy in his or her own name as the new Owner and Annuitant.

The terms and conditions of the Policy that applied prior to the decedent’s death will continue to apply, with certain exceptions described in the Policy.

See TAX INFORMATION – Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.

For these purposes, if the sole primary beneficiary of the Policy is a revocable grantor trust, and the spouse of the decedent is the sole grantor, trustee, and beneficiary of the trust, and the trust is using the spouse of the decedent’s social security number at the time of claim, she or he shall be treated as the decedent’s spouse. In those circumstances, the decedent spouse will be treated as the beneficiary of the Policy for purposes of applying the spousal continuation provisions of the Policy.

For these purposes, if the Owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the Annuitant’s spouse is the sole primary beneficiary of the Annuitant’s interest in such account, the Annuitant’s spouse will be treated as the beneficiary of the Policy for purposes of applying the spousal continuation provisions of the Policy.

If the Policy is continued, all current surrender charges at the time of continuation will be waived. Any premium payments received after the time of continuation will be subject to any applicable surrender charges.

Non-Spouse Beneficiary Continuation

Non-spouse beneficiary continuation provisions may be exercised upon the death of the Annuitant when the Owner and Annuitant are the same person. See TAX INFORMATION for a more detailed discussion of the distribution options and requirements that apply under the Policy in accordance with the Internal Revenue Code.

The terms and conditions of the Policy that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the Policy.

Current surrender charges will be waived. However, any premium payments received after the beneficiary elects their form of distribution (for example a 5-year delay or non-qualified stretch) will be subject to any applicable surrender charges.

Investments in Allocation Accounts Upon Continuation

At the time that the Policy is continued, the Policy Value invested in any Allocation Account will remain invested in that Allocation Account in accordance with the general terms of the Policy as described in this prospectus.

If a Crediting Period for an Allocation Account ends while the death claim is pending, Policy Value invested in that Allocation Account will be automatically reinvested in the same Allocation Account based on the applicable rates for the new Crediting Period, provided that the same Allocation Account is available for investment. If the same Allocation Account is not available for investment, the Policy Value will be automatically transferred to the Fixed Holding Account until the death claim can be processed. Once the death claim is processed, we must receive new allocation instructions for that Policy Value within 30 days of continuation or it will be automatically allocated to the Default Option, as described above.

Re-Election of GMDB Rider Upon Continuation

If a Policy has a GMDB rider when the death benefit becomes payable or a one-time adjustment to the Policy Value as described in this section occurs, the rider will terminate upon our receipt of due proof of death of the decedent.

When the Policy is continued by a surviving spouse upon payment of a death benefit, the surviving spouse may re-elect the GMDB rider under the Policy, if the rider is available at that time. The initial guaranteed minimum death benefit under the re-elected rider will be the Policy Value at time of re-election. If re-elected at time of continuation, this would be the Policy Value immediately following the one-time adjustment described above. A non-spouse beneficiary who continues the Policy upon payment of the death benefit cannot re-elect the GMDB rider.

Upon the death of an Annuitant who is not an Owner, the surviving Owner may re-elect the GMDB rider under the Policy following the one-time adjustment to Policy Value, if the rider is available at that time. The initial guaranteed minimum death benefit under the re-elected rider will be the Policy Value at time of re-election. If re-elected at time of continuation, this would be the Policy Value immediately following the one-time adjustment described above.

Re-election is available only if the Annuitant has not reached the age of 81 at the time of the re-election.

ANNUITY PAYMENTS (THE INCOME PHASE)

Upon the Annuity Commencement Date, your annuity switches from the accumulation phase to the income phase. You may use the Policy Value on the Annuity Commencement Date to purchase one or more fixed income options. The annuity payments will be made to the Payee(s).

You can generally change the Annuity Commencement Date by giving us 30 days’ Written Notice. This date cannot be earlier than 13 months after the Policy Date. The latest Annuity Commencement Date generally cannot be later than the Policy Anniversary on or following the Annuitant’s 99th birthday.

Before the Annuity Commencement Date, if the Annuitant is alive, you may choose a fixed income option or change your election. Once proceeds become payable and a fixed income option has been selected, we will issue a supplementary contract to reflect the terms of the selected option. The contract will name the Payee(s) and will describe the payment schedule.

Your Policy may not be “partially” annuitized. For example, you may not apply a portion of your Policy Value to a fixed income option while keeping the remainder of your Policy Value in the accumulation phase.

Risk of Annuitizing Prior to the End of a Crediting Period

The Policy allows annuitization at times that may not correspond to the end of a Crediting Period. If the Policy is annuitized before the end of a Crediting Period for an Index Account Option, the amount from that Index Account Option being annuitized will be calculated based on an Interim Value. An Interim Value could reflect significantly less gain or more loss than would be applied at the end of the Crediting Period. As such, there could be significantly less money available to you for annuitization, potentially reducing the value of your income stream during the income phase.

If your Policy is annuitized when you have multiple ongoing Crediting Periods for Index Account Options that end at different times, the amount annuitized will be based on an Interim Value for some or all of your Index Account Options. As such, for as long as you have multiple ongoing Crediting Periods for Index Account Options, there may be no date that you can select for annuitizing that will not result in the application of at least one Interim Value.

Fixed Income Options

The Policy provides several fixed income options that are described below. Each fixed income option provides for fixed annuity payments, meaning that the amount of each payment will be set on the Annuity Commencement Date and will not change.

The amount payable under a fixed income option is determined based on the amount applied to a fixed income option and the minimum guaranteed interest rate tables and mortality tables included in your Policy. Payments at the time of their commencement will not be less than those that would be provided by the application of the Policy proceeds to purchase a single premium immediate annuity policy at purchase rates offered by the Company at the time to the same class of Annuitants.

You must decide if you want your annuity payments to be guaranteed for the Annuitant’s lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain or guaranteed amount with a lifetime guarantee (e.g., Life with 10 Years Period Certain, or Guaranteed Return of Policy Proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).

Payments will be made at 1-, 3-, 6-, or 12-month intervals. We reserve the right to avoid making payments of less than $20.00. Certain income options may not be available or may be limited for qualified plans and qualified policies in order to ensure compliance with the Internal Revenue Code. If the proceeds are less than $2,000, we reserve the right to pay them out as a lump sum instead of applying them to a fixed income option. We may require proof of age before making annuity payments.

A charge for premium taxes may be made when annuity payments begin.

The fixed income options currently available are explained below. You may choose any combination of these fixed income options. Certain fixed income options may not be available or may be limited for qualified plans and qualified policies in order to ensure compliance with the Internal Revenue Code.

Income for a Specified Period. We will make level annuity payments only for a fixed period that you choose. Payments must not be for less than 120 months and should not exceed the Annuitant’s life expectancy. In the event of the death of the person receiving payments prior to the end of the fixed period elected, payments will be continued to that person’s beneficiary. No funds will remain at the end of the period.

If your Policy is a qualified Policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.

Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. Payments must not be for less than 120 months and should not exceed the Annuitant’s life expectancy. This will be a series of level annuity payments followed by a smaller final annuity payment. In the event of the death of the person receiving payments prior to the time Policy proceeds with interest are exhausted, payments will be continued to that person’s beneficiary.

If your Policy is a qualified Policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.

Life Income. You may choose between:

•	Life Only – Payments will be made only during the Annuitant’s lifetime. The last annuity payment will be the payment immediately before the Annuitant’s death. If you choose this option and the Annuitant dies before the due date of the first annuity payment, no payments will be made.

This option is not available if the Annuitant has an adjusted age greater than 85 as of the Annuity Commencement Date.

•	Life with 10 Years Period Certain – Payments will be made for the longer of the Annuitant’s lifetime or ten years.
•	Guaranteed Return of Policy Proceeds – Payments will be made for the longer of the Annuitant’s lifetime or until the total dollar amount of payments made to you equals the amount applied to this option.

Joint and Survivor Annuity. You may choose:

•	Life Only – Payments are made during the joint lifetime of the Annuitant and a joint Annuitant of your selection. Annuity payments will be made as long as either person is living. If you choose this option and both joint Annuitants die before the due date of the first annuity payment, no payments will be made.

This option is not available if an Annuitant has an adjusted age greater than 85 as of the Annuity Commencement Date.

•	Life with 10 Years Period Certain – Payments will be made for the longer of the lifetime of the Annuitant and joint Annuitant or ten years.

Other fixed income options may be arranged by agreement with us. Some fixed income options may not be available for all Policies or all ages, or we may limit certain fixed income options to ensure they comply with the applicable tax law provisions.

NOTE CAREFULLY IF:

•	You choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	The Annuitant dies (or both joint Annuitants die) before the due date of the second (third, fourth, etc.) annuity;

THEN:

•	We may make only one (two, three, etc.) annuity payments.

IF:

•	You choose Income for a Specified Period, Life Income – Life with 10 Years Certain, Life Income – Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	The person receiving annuity payments dies prior to the end of the guaranteed period;

THEN:

•	The remaining guaranteed annuity payments will be continued to a new Payee, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the Payee’s address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.

You must annuitize your Policy no later than the latest Annuity Commencement Date. If you do not elect a fixed income option by the latest Annuity Commencement Date, the default fixed income option will be Life with 10 Years Certain unless we agree to another method of payment.

Please note, all benefits (including the death benefit) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the applicable fixed income option.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Performance Lock (Performance Lock+)	Allows you to lock-in an Interim Value for an Index Account Option prior to the end of a Crediting Period.	Standard	No Charge

•      An Interim Value adjustment will apply, which may be negative.

•      The Downside Protection Type will not apply. Losses could be significant.

•      You will not know the locked-in Interim Value in advance.

•      Exercise is irrevocable.

•      We will not provide advice, notification, or warning regarding exercise.

•      Locked-in amount is transferred to the Performance Lock Account, where it remains until the next Allocation Anniversary unless (a) earlier withdrawn or annuitized or (b) Early Re-Entry is exercised.

•      Amounts in the Performance Lock Account do not participate in Index performance. No Index Credit will be applied after exercise.

Early Re-Entry (Performance Lock+)	Allows you to reallocate into a previously locked Index Account Option for the remainder of the Crediting Period.	Standard	No Charge

•      Re-exposes investment to Index losses, negative Interim Value adjustments, and proportional reductions to Index Base.

•      Original Buffer Rate will apply.

•      Cap Rate or Edge and Edge+ Rate will be reset and will be lower than original rate(s) for the Crediting Period.

•      Exercise is irrevocable.

•      We will not provide advice, notification, or warning regarding exercise.

•      Not available for Index Account Options with one-year Crediting Periods, or if there will be less than 12 months remaining in a Crediting Period upon re-entry.

Policy Value Death Benefit	Upon the death of the Annuitant or Owner, pays a death benefit equal to Policy Value.	Standard	No Charge	• Terminates upon Annuitization. • Benefit may be significantly reduced by withdrawals. • Benefit may be subject to an Interim Value adjustment, which may be negative.
Guaranteed Minimum Death Benefit Rider	Provides for a guaranteed minimum death benefit equal to total premium payments, reduced for withdrawals, payable upon death of the Annuitant. Upon the death of the Owner (who is not also the Annuitant), pays a death benefit equal to Policy Value.	Standard	No Charge

•      Available only at Policy purchase and, under limited circumstances, may be re-elected after death.

•      Automatically included with Policy if Policy application is signed on or after August 18, 2025, and the Annuitant as of the application date is younger than age 81. Not available under any other Policies.

•      Terminates upon Annuitization.

•      All withdrawals under the Policy will reduce the benefit. Withdrawals may result in reductions to the benefit that are greater than the amount withdrawn.

•      Benefit may be subject to an Interim Value adjustment, which may be negative.

Surrender Charge-Free Amount	An amount that may be withdrawn each Policy Year without incurring	Standard	No Charge	• Withdrawals may be subject to negative Interim Value adjustments, taxes, tax penalties, and reductions to the death benefit and Index Bases. • Unused surrender charge-free amounts not
	surrender charges.			available in future Policy Years.
RMD Surrender Charge Waiver	Waives surrender charges on withdrawals taken to satisfy required minimum distributions.	Standard	No Charge	• RMD amount based solely on the Policy. • Withdrawals may be subject to negative Interim Value adjustments, taxes, and proportionate reductions to the death benefit and Index Bases.
Nursing Care and Terminal Condition Waiver	Waives surrender charges if you or your spouse are confined to a nursing home or have terminal illness.	Standard	No Charge

•      Withdrawals under waiver are subject to a $1,000 minimum.

•      Qualifying conditions related to nursing home stay and terminal illness apply.

•      Withdrawals may be subject to negative Interim Value adjustments, taxes, tax penalties, and reductions to the death benefit and Index Bases.

Systematic Payout Option	Allows you to take regular automatic withdrawals from the Policy.	Standard	No Charge

•      Available only during the accumulation phase.

•      Withdrawals may be taken monthly, quarterly, semi-annually, or annually.

•      Withdrawals subject to a $50 minimum.

•      Withdrawals may be subject to surrender charges, negative Interim Value adjustments, taxes, tax penalties, and reductions to the death benefit and Index Bases

Brief Restrictions / Limitations [Text Block]

•      An Interim Value adjustment will apply, which may be negative.

•      The Downside Protection Type will not apply. Losses could be significant.

•      You will not know the locked-in Interim Value in advance.

•      Exercise is irrevocable.

•      We will not provide advice, notification, or warning regarding exercise.

•      Locked-in amount is transferred to the Performance Lock Account, where it remains until the next Allocation Anniversary unless (a) earlier withdrawn or annuitized or (b) Early Re-Entry is exercised.

•      Amounts in the Performance Lock Account do not participate in Index performance. No Index Credit will be applied after exercise.

Operation of Benefit [Text Block]

DEATH BENEFIT

The Policy includes a death benefit that will become payable to the named beneficiary or beneficiaries under certain circumstances as described in this section. The death benefit may become payable only during the accumulation phase of the Policy.

GENERAL

The Policy has either (i) a guaranteed minimum death benefit under the GMDB rider or (ii) a Policy Value death benefit. If your Policy does not include the GMDB rider, the Policy Value death benefit will apply to your Policy. Once your Policy is issued, your death benefit cannot be changed. Neither death benefit has an additional charge.

For Policies with both (i) an application signed on or after August 18, 2025, and (ii) an Annuitant who is younger than age 81 as of the application date, the GMDB rider will be automatically added to the Policy. The GMDB rider is not available under any other Policies.

The following summarizes the death benefit that may be payable under the Policy:

•	Guaranteed Minimum Death Benefit (GMDB Rider). The GMDB rider provides for a guaranteed minimum death benefit. The guaranteed minimum death benefit under the GMDB rider is payable only upon the death of the Annuitant during the accumulation phase. This means:
o	If the Annuitant and the Owner under the Policy are the same person, then upon the death of such person during the accumulation phase, the death benefit will be the greater of the guaranteed minimum death benefit and the Policy Value.
o	If the Annuitant and Owner under the Policy are not the same person:
•	Upon the death of the Annuitant during the accumulation phase, the death benefit will equal the greater of the guaranteed minimum death benefit and the Policy Value.
•	If the Owner pre-deceases the Annuitant during the accumulation phase, the death benefit will equal the Policy Value. The guaranteed minimum death benefit would not be payable.
•	Policy Value Death Benefit. If the Policy Value death benefit applies to your Policy, upon the death of the Annuitant (or an Owner who is not also the Annuitant) during the accumulation phase, the death benefit will equal the Policy Value.

The following table reflects the death benefit that may be payable under the Policy as described above.

	GMDB Rider Death Benefit – Owner & Annuitant are Same Person	GMDB Rider Death Benefit – Owner & Annuitant are Different People	Policy Value Death Benefit – Owner & Annuitant are Same Person	Policy Value Death Benefit – Owner & Annuitant are Different People
Owner Dies During Accumulation Phase	Greater of Policy Value and guaranteed minimum death benefit	Policy Value	Policy Value	Policy Value
Annuitant Dies During Accumulation Phase	Greater of Policy Value and guaranteed minimum death benefit	Greater of Policy Value and guaranteed minimum death benefit	Policy Value	Policy Value

In all cases, if the death benefit amount is lower than the minimum we are required to pay under applicable law, we will pay the greater amount required by applicable law.

See below THE DEATH BENEFIT AMOUNT for more information about how the death benefit is calculated.

All death benefit guarantees are subject to our financial strength and claims-paying ability.

No death benefit will be payable on or after the Annuity Commencement Date. Please note that the Annuity Commencement Date is the date that the Policy enters the income phase. The Annuity Commencement Date will never be later than the Policy Anniversary on or following the Annuitant’s 99th birthday. In the event of a death on or after the Annuity Commencement Date, the amount payable will depend on the fixed income option selected for the income phase.

We will determine the amount of (if any) and process the death benefit proceeds payable on a Policy, upon receipt at our Administrative Office of satisfactory proof of death, written directions regarding how to process the death benefit, and any other documents, forms, and information that we need (collectively referred to as “due proof of death”). For Policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death benefit. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk of the Policy until they submit due proof of death. The death benefit proceeds remain invested in accordance with the allocations made by the Owner, and otherwise in accordance with the terms of the Policy and as described in this prospectus, until the beneficiary has provided us with due proof of death and all death benefit proceeds have been paid. Due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order.

Please note, we may be required to remit the death benefit proceeds to a state prior to receiving due proof of death. See OTHER INFORMATION – Abandoned or Unclaimed Property. We reserve the right to independently verify the status of any life relevant to the Policy, including verifying when or if an Owner or the Annuitant has died.

Payment of death benefit proceeds will generally occur within seven days from the date we receive due proof of death. See OTHER INFORMATION – Timing of Payments for information about when payments may be deferred.

BENEFICIARIES

You may designate a beneficiary or beneficiaries to receive amounts payable upon your death. The beneficiary designation will remain in effect until changed. You may change the designated beneficiary by sending us Written Notice. The beneficiary designation (or beneficiary change) will take effect upon the date you sign it. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. If an irrevocable beneficiary dies, the Owner may then designate a new beneficiary. We will not be liable for any payment made before the Written Notice is received at our Administrative Office.

If there is more than one beneficiary at any level (primary or contingent), and you failed to specify their interest, they will share equally.

GUARANTEED MINIMUM DEATH BENEFIT (GMDB) RIDER

For Policies with both (i) an application signed on or after August 18, 2025, and (ii) an Annuitant who is younger than age 81 as of the application date, the GMDB rider will be automatically added to the Policy. The GMDB rider is not otherwise available. The rider may vary for certain Policies and may not be available for all Policies at all times. Once you elect a death benefit and your Policy is issued, your death benefit cannot be changed, and you will not be impacted if we decide to stop offering the rider.

The GMDB rider, if in effect, provides for a guaranteed minimum death benefit upon the death of the Annuitant during the accumulation phase. The guaranteed minimum death benefit will equal 100% of the Policy Value as of the rider effective date. Thereafter, over the life of the rider, the guaranteed minimum death benefit will increase dollar for dollar for subsequent premium payments and will be reduced by any adjusted withdrawals (as described further below).

Upon the death during the accumulation phase of the Annuitant, if the GMDB rider is in effect, the death benefit will equal either (a) the guaranteed minimum death benefit under the rider or (b) the Policy Value, whichever is greater. Because the GMDB rider includes a guaranteed minimum death benefit that could be greater than Policy Value, the GMDB rider may increase the amount payable compared to the Policy Value death benefit. However, if the Policy Value is greater than the guaranteed minimum death benefit at the time that the death benefit becomes payable, the death benefit under the GMDB rider will be the Policy Value, same as the Policy Value death benefit.

When you take any type of withdrawal (including an automatic withdrawal, minimum required distribution, surrender charge- free withdrawal, or any other withdrawal), your guaranteed minimum death benefit will be reduced by an amount called the “adjusted withdrawal.”

The adjusted withdrawal may be more than the dollar amount of your withdrawal request. This will be the case if the guaranteed minimum death benefit exceeds the Policy Value at the time of withdrawal. If you have a qualified Policy, minimum required distributions rules may require you to request a withdrawal.

The formula used to calculate the adjusted withdrawal amount is AW = DP x (GW/PV) where:

AW = Adjusted withdrawal

DP = Greater of PV or GMDB

GW = Gross withdrawal

PV = Policy Value prior to the withdrawal

GMDB = Guaranteed minimum death benefit prior to the withdrawal

We have included a detailed explanation of this adjustment with examples in APPENDIX C – REDUCTION TO GUARANTEED MINIMUM DEATH BENEFIT FOR WITHDRAWALS UNDER GMDB RIDER.

The GMDB rider will terminate upon the earliest of:

•	The Annuity Commencement Date;
•	Upon the death of the Annuitant;
•	Upon the death of the Owner;
•	Surrender of the Policy; or
•	Other termination of the Policy.

Under limited circumstances, the GMDB rider may be re-elected after termination of the rider, following the death of the Owner or Annuitant. See BENEFICIARY CONTINUATION – Re-Election of GMDB Rider Upon Continuation.

You cannot choose to terminate the GMDB rider unless you Surrender the Policy.

THE DEATH BENEFIT AMOUNT

Death of Person who is both the Annuitant and an Owner Before the Annuity Commencement Date

The death benefit becomes payable if:

•	You are both the Annuitant and the Owner (or joint Owner) of the Policy; and
•	You die before the Annuity Commencement Date.

Under these circumstances, the death benefit will equal the greatest of:

1.	The Policy Value (which will already reflect any applicable fluctuations of the Interim Value) on the date we receive due proof of death and an election of method of settlement.

or

2.	If the GMDB rider is in effect, the guaranteed minimum death benefit on the date of death (plus any additional premium payments received, less any gross withdrawals, after the date of death to the date of payment of death proceeds on a dollar-for-dollar basis). See GUARANTEED MINIMUM DEATH BENEFIT (GMDB) RIDER above for information about how the guaranteed minimum death benefit is calculated.

If an Owner is not also the Annuitant, in the event of simultaneous deaths of the Owner and the Annuitant, the death proceeds equal the amount described in this subsection.

Death of Person who is an Owner but not the Annuitant

The death benefit becomes payable if:

•	You are the Owner (or joint Owner) of the Policy but not also the Annuitant; and
•	You die before the Annuity Commencement Date.

Under these circumstances, the death benefit will equal the Policy Value (which will already reflect any applicable fluctuations of the Interim Value) on the date we receive due proof of death and an election of method settlement.

For purposes of this section, if the Owner is not an individual, then the death of the Annuitant will be treated as the death of the Owner who is also the Annuitant, as described under “Death of Person who is both the Annuitant and an Owner” above.

Death of Annuitant Who is Not an Owner Before the Annuity Commencement Date

If the Annuitant dies before the Annuity Commencement Date, the Annuitant is not the Owner, and the Owner is a natural person:

•	The Owner shall become the Annuitant or, in the case of joint Owners where neither is the deceased Annuitant, the younger Owner shall become the Annuitant; and
•	The Policy Value will be adjusted to equal the greatest of:
1.	The Policy Value on the date we receive due proof of death and an election of method of settlement; or
2.	If the GMDB rider is in effect, the guaranteed minimum death benefit on the date of death (plus any additional premium payments received, less any gross withdrawals, after the date of death on a dollar-for-dollar basis). See GUARANTEED MINIMUM DEATH BENEFIT (GMDB) RIDER above for information about how the guaranteed minimum death benefit is calculated.

This is a one-time only Policy Value adjustment applied at the time the Owner becomes the Annuitant.

If the GMDB rider is in effect, the rider will terminate at the time of due proof of death. The GMDB rider may be re-elected by the Owner within 30 days of our receipt of due proof of death provided that the rider’s age eligibility requirements are satisfied, and we are still offering the rider.

If the GMDB rider is re-elected, the Policy Value used to determine the initial guaranteed minimum death benefit under the re-elected rider will be the Policy Value at time of re-election. If re-elected at time of continuation, this would be the Policy Value immediately following the one-time adjustment described above.

At the time of the one-time adjustment described above, the Policy Value invested in any Allocation Account will remain invested in that Allocation Account in accordance with the general terms of the Policy as described in this prospectus. Any Policy Value added to the Policy as a result of the adjustment will be held in the Fixed Holding Account pending our receipt of new allocation instructions. If we receive allocation instructions within 30 days of continuation, this portion of the Policy Value will be allocated in accordance with those instructions on the next upcoming 1st, 8th, 15th, or 22nd calendar day of any month, whichever occurs first, and the Crediting Period(s) will begin on that day. If we do not receive allocation instructions within 30 days of continuation, this portion of the Policy Value will be automatically allocated to the Default Option.

After the adjustment, the Policy’s death benefit may then become payable at a later date prior to the Annuity Commencement Date as set forth under Death of Owner Before the Annuity Commencement Date above.

Interim Value

If the Policy is invested in an Index Account Option, and the Policy Value death benefit becomes payable before the end of the Crediting Period, the amount payable from that Index Account Option will be calculated based on the Interim Value of that Index

Account Option. Interim Values are not calculated based on Index performance, and an Index Account Option’s limit on Index gains and losses for the end of the Crediting Period does not apply to the calculation of Interim Value. As such, the Interim Value could reflect less gain or more loss (perhaps significantly less gain or more loss) than would be applied at the end of the Crediting Period. This means that there could be significantly less money available under your Policy for the death benefit.

Distribution Rules

When a death benefit becomes payable upon the death of an Owner, the death benefit will be paid in accordance with the following rules:

•	If an individual Owner is alive at the time of the decedent’s death, payment will be made to that surviving Owner; otherwise
•	If a primary beneficiary is alive at the time of the decedent’s death, payment will be made to the primary beneficiary; otherwise
•	If a primary beneficiary dies before the decedent and there are additional living primary beneficiaries, the deceased primary beneficiary’s interest will be shared proportionately with all living primary beneficiaries; otherwise
•	If all primary beneficiaries die before the decedent’s death, payment will be made to the living contingent beneficiary(ies), if any; otherwise
•	If a contingent beneficiary dies before the decedent and there are additional living contingent beneficiaries, the deceased contingent beneficiary’s interest will be shared proportionately with all living contingent beneficiaries; otherwise
•	In the event no primary or contingent beneficiaries have been named and/or all have died before the decedent, payment will be made to the decedent’s estate.

If a primary or contingent beneficiary dies after the decedent’s death, but prior to death proceeds being payable to the beneficiary, payment will be made to the beneficiary’s estate.

Please note, in accordance with the rules above, if there is a surviving Owner when a death benefit becomes payable, the surviving Owner will receive the death benefit (i.e., the surviving Owner takes the place of any beneficiary designation).

The person receiving the death benefit may choose to receive the death benefit as a lump sum, as annuity payments, or as otherwise permitted by the Company in accordance with applicable law. The beneficiary may be able to continue the Policy in his or her own name if the beneficiary is the Owner’s surviving spouse, as described below. Distribution requirements may apply upon the death of any Owner. See TAX INFORMATION for a more detailed discussion of the distribution requirements that apply under the Policy in accordance with the Internal Revenue Code.

DEATH AFTER THE ANNUITY COMMENCEMENT DATE

The amount payable, if any, on or after the Annuity Commencement Date depends on the fixed income option selected. However, in all cases if an Owner dies on or after the Annuity Commencement Date, any remaining interest in the Policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner’s death. In addition, please carefully note the following:

IF:

•	You are not the Annuitant; and
•	You die on or after the Annuity Commencement Date; and
•	The entire guaranteed amount in the Policy has not been paid;

THEN:

•	The remaining portion of such guaranteed amount in the Policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	You are the Owner and Annuitant; and
•	You die after the Annuity Commencement Date; and
•	The fixed income option you selected did not have or no longer has a guaranteed period;

THEN:

•	No additional payments will be made.

BENEFICIARY CONTINUATION

Spousal Continuation

Spousal continuation provisions may be exercised upon the death of the Owner/Annuitant (when the same person) or death of the Owner (when the Owner and Annuitant are not the same person) during the accumulation phase. In such circumstances, the spousal beneficiary may elect to continue the Policy in his or her own name as the new Owner and Annuitant.

The terms and conditions of the Policy that applied prior to the decedent’s death will continue to apply, with certain exceptions described in the Policy.

See TAX INFORMATION – Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.

For these purposes, if the sole primary beneficiary of the Policy is a revocable grantor trust, and the spouse of the decedent is the sole grantor, trustee, and beneficiary of the trust, and the trust is using the spouse of the decedent’s social security number at the time of claim, she or he shall be treated as the decedent’s spouse. In those circumstances, the decedent spouse will be treated as the beneficiary of the Policy for purposes of applying the spousal continuation provisions of the Policy.

For these purposes, if the Owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the Annuitant’s spouse is the sole primary beneficiary of the Annuitant’s interest in such account, the Annuitant’s spouse will be treated as the beneficiary of the Policy for purposes of applying the spousal continuation provisions of the Policy.

If the Policy is continued, all current surrender charges at the time of continuation will be waived. Any premium payments received after the time of continuation will be subject to any applicable surrender charges.

Non-Spouse Beneficiary Continuation

Non-spouse beneficiary continuation provisions may be exercised upon the death of the Annuitant when the Owner and Annuitant are the same person. See TAX INFORMATION for a more detailed discussion of the distribution options and requirements that apply under the Policy in accordance with the Internal Revenue Code.

The terms and conditions of the Policy that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the Policy.

Current surrender charges will be waived. However, any premium payments received after the beneficiary elects their form of distribution (for example a 5-year delay or non-qualified stretch) will be subject to any applicable surrender charges.

Investments in Allocation Accounts Upon Continuation

At the time that the Policy is continued, the Policy Value invested in any Allocation Account will remain invested in that Allocation Account in accordance with the general terms of the Policy as described in this prospectus.

If a Crediting Period for an Allocation Account ends while the death claim is pending, Policy Value invested in that Allocation Account will be automatically reinvested in the same Allocation Account based on the applicable rates for the new Crediting Period, provided that the same Allocation Account is available for investment. If the same Allocation Account is not available for investment, the Policy Value will be automatically transferred to the Fixed Holding Account until the death claim can be processed. Once the death claim is processed, we must receive new allocation instructions for that Policy Value within 30 days of continuation or it will be automatically allocated to the Default Option, as described above.

Re-Election of GMDB Rider Upon Continuation

If a Policy has a GMDB rider when the death benefit becomes payable or a one-time adjustment to the Policy Value as described in this section occurs, the rider will terminate upon our receipt of due proof of death of the decedent.

When the Policy is continued by a surviving spouse upon payment of a death benefit, the surviving spouse may re-elect the GMDB rider under the Policy, if the rider is available at that time. The initial guaranteed minimum death benefit under the re-elected rider will be the Policy Value at time of re-election. If re-elected at time of continuation, this would be the Policy Value immediately following the one-time adjustment described above. A non-spouse beneficiary who continues the Policy upon payment of the death benefit cannot re-elect the GMDB rider.

Upon the death of an Annuitant who is not an Owner, the surviving Owner may re-elect the GMDB rider under the Policy following the one-time adjustment to Policy Value, if the rider is available at that time. The initial guaranteed minimum death benefit under the re-elected rider will be the Policy Value at time of re-election. If re-elected at time of continuation, this would be the Policy Value immediately following the one-time adjustment described above.

Re-election is available only if the Annuitant has not reached the age of 81 at the time of the re-election.

ANNUITY PAYMENTS (THE INCOME PHASE)

Upon the Annuity Commencement Date, your annuity switches from the accumulation phase to the income phase. You may use the Policy Value on the Annuity Commencement Date to purchase one or more fixed income options. The annuity payments will be made to the Payee(s).

You can generally change the Annuity Commencement Date by giving us 30 days’ Written Notice. This date cannot be earlier than 13 months after the Policy Date. The latest Annuity Commencement Date generally cannot be later than the Policy Anniversary on or following the Annuitant’s 99th birthday.

Before the Annuity Commencement Date, if the Annuitant is alive, you may choose a fixed income option or change your election. Once proceeds become payable and a fixed income option has been selected, we will issue a supplementary contract to reflect the terms of the selected option. The contract will name the Payee(s) and will describe the payment schedule.

Your Policy may not be “partially” annuitized. For example, you may not apply a portion of your Policy Value to a fixed income option while keeping the remainder of your Policy Value in the accumulation phase.

Risk of Annuitizing Prior to the End of a Crediting Period

The Policy allows annuitization at times that may not correspond to the end of a Crediting Period. If the Policy is annuitized before the end of a Crediting Period for an Index Account Option, the amount from that Index Account Option being annuitized will be calculated based on an Interim Value. An Interim Value could reflect significantly less gain or more loss than would be applied at the end of the Crediting Period. As such, there could be significantly less money available to you for annuitization, potentially reducing the value of your income stream during the income phase.

If your Policy is annuitized when you have multiple ongoing Crediting Periods for Index Account Options that end at different times, the amount annuitized will be based on an Interim Value for some or all of your Index Account Options. As such, for as long as you have multiple ongoing Crediting Periods for Index Account Options, there may be no date that you can select for annuitizing that will not result in the application of at least one Interim Value.

Fixed Income Options

The Policy provides several fixed income options that are described below. Each fixed income option provides for fixed annuity payments, meaning that the amount of each payment will be set on the Annuity Commencement Date and will not change.

The amount payable under a fixed income option is determined based on the amount applied to a fixed income option and the minimum guaranteed interest rate tables and mortality tables included in your Policy. Payments at the time of their commencement will not be less than those that would be provided by the application of the Policy proceeds to purchase a single premium immediate annuity policy at purchase rates offered by the Company at the time to the same class of Annuitants.

You must decide if you want your annuity payments to be guaranteed for the Annuitant’s lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if you combine a period certain or guaranteed amount with a lifetime guarantee (e.g., Life with 10 Years Period Certain, or Guaranteed Return of Policy Proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).

Payments will be made at 1-, 3-, 6-, or 12-month intervals. We reserve the right to avoid making payments of less than $20.00. Certain income options may not be available or may be limited for qualified plans and qualified policies in order to ensure compliance with the Internal Revenue Code. If the proceeds are less than $2,000, we reserve the right to pay them out as a lump sum instead of applying them to a fixed income option. We may require proof of age before making annuity payments.

A charge for premium taxes may be made when annuity payments begin.

The fixed income options currently available are explained below. You may choose any combination of these fixed income options. Certain fixed income options may not be available or may be limited for qualified plans and qualified policies in order to ensure compliance with the Internal Revenue Code.

Income for a Specified Period. We will make level annuity payments only for a fixed period that you choose. Payments must not be for less than 120 months and should not exceed the Annuitant’s life expectancy. In the event of the death of the person receiving payments prior to the end of the fixed period elected, payments will be continued to that person’s beneficiary. No funds will remain at the end of the period.

If your Policy is a qualified Policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.

Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. Payments must not be for less than 120 months and should not exceed the Annuitant’s life expectancy. This will be a series of level annuity payments followed by a smaller final annuity payment. In the event of the death of the person receiving payments prior to the time Policy proceeds with interest are exhausted, payments will be continued to that person’s beneficiary.

If your Policy is a qualified Policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.

Life Income. You may choose between:

•	Life Only – Payments will be made only during the Annuitant’s lifetime. The last annuity payment will be the payment immediately before the Annuitant’s death. If you choose this option and the Annuitant dies before the due date of the first annuity payment, no payments will be made.

This option is not available if the Annuitant has an adjusted age greater than 85 as of the Annuity Commencement Date.

•	Life with 10 Years Period Certain – Payments will be made for the longer of the Annuitant’s lifetime or ten years.
•	Guaranteed Return of Policy Proceeds – Payments will be made for the longer of the Annuitant’s lifetime or until the total dollar amount of payments made to you equals the amount applied to this option.

Joint and Survivor Annuity. You may choose:

•	Life Only – Payments are made during the joint lifetime of the Annuitant and a joint Annuitant of your selection. Annuity payments will be made as long as either person is living. If you choose this option and both joint Annuitants die before the due date of the first annuity payment, no payments will be made.

This option is not available if an Annuitant has an adjusted age greater than 85 as of the Annuity Commencement Date.

•	Life with 10 Years Period Certain – Payments will be made for the longer of the lifetime of the Annuitant and joint Annuitant or ten years.

Other fixed income options may be arranged by agreement with us. Some fixed income options may not be available for all Policies or all ages, or we may limit certain fixed income options to ensure they comply with the applicable tax law provisions.

NOTE CAREFULLY IF:

•	You choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	The Annuitant dies (or both joint Annuitants die) before the due date of the second (third, fourth, etc.) annuity;

THEN:

•	We may make only one (two, three, etc.) annuity payments.

IF:

•	You choose Income for a Specified Period, Life Income – Life with 10 Years Certain, Life Income – Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	The person receiving annuity payments dies prior to the end of the guaranteed period;

THEN:

•	The remaining guaranteed annuity payments will be continued to a new Payee, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the Payee’s address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.

You must annuitize your Policy no later than the latest Annuity Commencement Date. If you do not elect a fixed income option by the latest Annuity Commencement Date, the default fixed income option will be Life with 10 Years Certain unless we agree to another method of payment.

Please note, all benefits (including the death benefit) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the applicable fixed income option.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE POLICY

INDEX ACCOUNT OPTIONS

The following is a list of Index Account Options currently available under the Policy. We may change the features of the Index Account Options listed below (including the Index and the current limits on Index gains), offer new Index Account Options, and terminate existing Index Account Options. We will provide you with Written Notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://www.transamerica.com/rila-rate-center.

Note: If amounts are removed from an Index Account Option before the end of its Crediting Period, we will apply an Interim Value adjustment. This may result in a significant reduction in your Policy value that could exceed any protection from Index loss that would be in place if you waited until the end of the Crediting Period.

See INDEX ACCOUNT OPTIONS for a description of the Index Account Options’ features. See EXPENSES AND ADJUSTMENTS – INTERIM VALUE ADJUSTMENTS for more information about Interim Value Adjustments.

The availability of Index Account Options may vary depending on the financial intermediary through which the Policy is sold. See APPENDIX D – FINANCIAL INTERMEDIARY VARIATIONS.

Index	Type of Index	Crediting Period	Current Limit on Index Loss (if held until end of Crediting Period)	Minimum Limit on Index Gain (for the life of the Index Account Option)	Early Re-Entry (Performance Lock+): Minimum Limit on Index Gain for Remaining Crediting Period[2]
S&P 500® Index[1]	U.S. Large-Cap Equities	1-Year	Buffer Buffer Rate: 10%	Cap Rate: No lower than 5.00%	N/A
S&P 500® Index[1]	U.S. Large-Cap Equities	1-Year	Buffer Buffer Rate: 15%	Cap Rate: No lower than 4.50%	N/A
S&P 500® Index[1]	U.S. Large-Cap Equities	2-Year	Buffer Buffer Rate: 10%	Cap Rate: No lower than 10.00%	Cap Cap Rate: No lower than 5.00%
S&P 500® Index[1]	U.S. Large-Cap Equities	2-Year	Buffer Buffer Rate: 15%	Cap Rate: No lower than 9.00%	Cap Cap Rate: No lower than 4.50%
S&P 500® Index[1]	U.S. Large-Cap Equities	6-Year	Buffer Buffer Rate: 10%	Cap Rate: No lower than 30.00%	Cap Cap Rate: No lower than 5.00%
S&P 500® Index[1]	U.S. Large-Cap Equities	6-Year	Buffer Buffer Rate: 20%	Cap Rate: No lower than 24.00%	Cap Cap Rate: No lower than 4.00%
S&P 500® Index[1]	U.S. Large-Cap Equities	1-Year	Buffer Buffer Rate: 10%	Edge and Edge+ Rates: No lower than 5.00%	N/A
S&P 500® Index[1]	U.S. Large-Cap Equities	2-Year	Buffer Buffer Rate: 10%	Edge and Edge+ Rates: No lower than 10.00%	Edge and Edge+ Rates: No lower than 5.00%
S&P 500® Index[1]	U.S. Large-Cap Equities	6-Year	Buffer Buffer Rate: 10%	Edge and Edge+ Rates: No lower than 30.00%	Edge and Edge+ Rates: No lower than 5.00%
[1]	This Index is a “price return” index, not a “total return” index, and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
[2]	Reset Cap Rates and Edge and Edge+ Rates are subject to the guaranteed minimums set forth in the following table:
Buffer	Guaranteed Minimum Reset Cap Rate or Edge Rate and Edge+ Rate
	Months Remaining in Crediting Period upon Re-Entry
	71-60	59-48	47-36	35-24	23-12
10%	25.00%	20.00%	15.00%	10.00%	5.00%
15%	22.50%	18.00%	13.50%	9.00%	4.50%
20%	20.00%	16.00%	12.00%	8.00%	4.00%

We expect to add and remove investment options from time to time. We will always offer the following Index Account Option: S&P 500® Index, 1-Year Crediting Period, Buffer (Buffer Rate: 10%), Cap (Cap Rate: no lower than 5.00% for new Crediting

Periods) (subject to our right of Index substitution).

An Index Account Option with a 10% Buffer Rate will always be available under the Policy.

In the future, if we offer a new Index Account Option and:

•       the Growth Opportunity Type is Cap, the guaranteed minimum Cap Rate will be no lower than 3.00%.

•       the Growth Opportunity Type is Edge and Edge+, the guaranteed minimum Edge Rate and Edge+ Rate will be no lower than 3.00%.

In each case, for the remaining Crediting Period upon exercise of Early Re-Entry (a feature associated with Performance Lock+), if available, the reset Cap Rate or Edge Rate and Edge+ Rate will be subject to the guaranteed minimums set forth in the table above.

We reserve the right to offer new Index Account Options with different Downside Protection Types or Growth Opportunity Types in the future.

FIXED ACCOUNT OPTION

The following is the Fixed Account Option currently available under the Policy. We may change the features of the Fixed Account Option listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with Written Notice before doing so. See FIXED ACCOUNT OPTION in the prospectus for a description of the Fixed Account Option’s features. If amounts are withdrawn from the Fixed Account Option before the end of the Surrender Charge period in excess of the surrender charge-free amount we will apply a Surrender Charge, this will result in a reduction in your Policy value which may be significant.

Name	Crediting Period	Minimum Guaranteed Interest Rate
Fixed Account Option	1-Year	1.00%[1]

[1]The guaranteed minimum effective annual interest rate will be established on the Policy Date and will be 1.00% or the guaranteed minimum interest rate required by state law, whichever is greater.

The availability of the Fixed Account Option may vary depending on the financial intermediary through which the Policy is sold. See APPENDIX D – FINANCIAL INTERMEDIARY VARIATIONS.

REDUCTION TO GUARANTEED MINIMUM DEATH BENEFIT FOR WITHDRAWALS UNDER GMDB RIDER

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]

INDEX ACCOUNT OPTIONS

The following is a list of Index Account Options currently available under the Policy. We may change the features of the Index Account Options listed below (including the Index and the current limits on Index gains), offer new Index Account Options, and terminate existing Index Account Options. We will provide you with Written Notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at https://www.transamerica.com/rila-rate-center.

Note: If amounts are removed from an Index Account Option before the end of its Crediting Period, we will apply an Interim Value adjustment. This may result in a significant reduction in your Policy value that could exceed any protection from Index loss that would be in place if you waited until the end of the Crediting Period.

See INDEX ACCOUNT OPTIONS for a description of the Index Account Options’ features. See EXPENSES AND ADJUSTMENTS – INTERIM VALUE ADJUSTMENTS for more information about Interim Value Adjustments.

The availability of Index Account Options may vary depending on the financial intermediary through which the Policy is sold. See APPENDIX D – FINANCIAL INTERMEDIARY VARIATIONS.

Index-Linked Options Available [Table Text Block]
Index	Type of Index	Crediting Period	Current Limit on Index Loss (if held until end of Crediting Period)	Minimum Limit on Index Gain (for the life of the Index Account Option)	Early Re-Entry (Performance Lock+): Minimum Limit on Index Gain for Remaining Crediting Period[2]
S&P 500® Index[1]	U.S. Large-Cap Equities	1-Year	Buffer Buffer Rate: 10%	Cap Rate: No lower than 5.00%	N/A
S&P 500® Index[1]	U.S. Large-Cap Equities	1-Year	Buffer Buffer Rate: 15%	Cap Rate: No lower than 4.50%	N/A
S&P 500® Index[1]	U.S. Large-Cap Equities	2-Year	Buffer Buffer Rate: 10%	Cap Rate: No lower than 10.00%	Cap Cap Rate: No lower than 5.00%
S&P 500® Index[1]	U.S. Large-Cap Equities	2-Year	Buffer Buffer Rate: 15%	Cap Rate: No lower than 9.00%	Cap Cap Rate: No lower than 4.50%
S&P 500® Index[1]	U.S. Large-Cap Equities	6-Year	Buffer Buffer Rate: 10%	Cap Rate: No lower than 30.00%	Cap Cap Rate: No lower than 5.00%
S&P 500® Index[1]	U.S. Large-Cap Equities	6-Year	Buffer Buffer Rate: 20%	Cap Rate: No lower than 24.00%	Cap Cap Rate: No lower than 4.00%
S&P 500® Index[1]	U.S. Large-Cap Equities	1-Year	Buffer Buffer Rate: 10%	Edge and Edge+ Rates: No lower than 5.00%	N/A
S&P 500® Index[1]	U.S. Large-Cap Equities	2-Year	Buffer Buffer Rate: 10%	Edge and Edge+ Rates: No lower than 10.00%	Edge and Edge+ Rates: No lower than 5.00%
S&P 500® Index[1]	U.S. Large-Cap Equities	6-Year	Buffer Buffer Rate: 10%	Edge and Edge+ Rates: No lower than 30.00%	Edge and Edge+ Rates: No lower than 5.00%
[1]	This Index is a “price return” index, not a “total return” index, and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
[2]	Reset Cap Rates and Edge and Edge+ Rates are subject to the guaranteed minimums set forth in the following table:
Buffer	Guaranteed Minimum Reset Cap Rate or Edge Rate and Edge+ Rate
	Months Remaining in Crediting Period upon Re-Entry
	71-60	59-48	47-36	35-24	23-12
10%	25.00%	20.00%	15.00%	10.00%	5.00%
15%	22.50%	18.00%	13.50%	9.00%	4.50%
20%	20.00%	16.00%	12.00%	8.00%	4.00%

We expect to add and remove investment options from time to time. We will always offer the following Index Account Option: S&P 500® Index, 1-Year Crediting Period, Buffer (Buffer Rate: 10%), Cap (Cap Rate: no lower than 5.00% for new Crediting

Periods) (subject to our right of Index substitution).

An Index Account Option with a 10% Buffer Rate will always be available under the Policy.

In the future, if we offer a new Index Account Option and:

•       the Growth Opportunity Type is Cap, the guaranteed minimum Cap Rate will be no lower than 3.00%.

•       the Growth Opportunity Type is Edge and Edge+, the guaranteed minimum Edge Rate and Edge+ Rate will be no lower than 3.00%.

In each case, for the remaining Crediting Period upon exercise of Early Re-Entry (a feature associated with Performance Lock+), if available, the reset Cap Rate or Edge Rate and Edge+ Rate will be subject to the guaranteed minimums set forth in the table above.

We reserve the right to offer new Index Account Options with different Downside Protection Types or Growth Opportunity Types in the future.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]

The following is the Fixed Account Option currently available under the Policy. We may change the features of the Fixed Account Option listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with Written Notice before doing so. See FIXED ACCOUNT OPTION in the prospectus for a description of the Fixed Account Option’s features. If amounts are withdrawn from the Fixed Account Option before the end of the Surrender Charge period in excess of the surrender charge-free amount we will apply a Surrender Charge, this will result in a reduction in your Policy value which may be significant.

Fixed Options Available [Table Text Block]		NameCrediting Period Minimum Guaranteed Interest Rate Fixed Account Option1-Year1.00%
Fixed Option Available, Name		Fixed Account Option
Fixed Option Available, Term		1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	[7]	1.00%
Early Re-Entry (Performance Lock+) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Early Re-Entry (Performance Lock+)
Purpose of Benefit [Text Block]		Allows you to reallocate into a previously locked Index Account Option for the remainder of the Crediting Period.
Standard Benefit [Flag]		true
Standard Benefit Expense (of Other Amount), Current [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]

•      Re-exposes investment to Index losses, negative Interim Value adjustments, and proportional reductions to Index Base.

•      Original Buffer Rate will apply.

•      Cap Rate or Edge and Edge+ Rate will be reset and will be lower than original rate(s) for the Crediting Period.

•      Exercise is irrevocable.

•      We will not provide advice, notification, or warning regarding exercise.

•      Not available for Index Account Options with one-year Crediting Periods, or if there will be less than 12 months remaining in a Crediting Period upon re-entry.

Name of Benefit [Text Block]		Early Re-Entry (Performance Lock+)
Guaranteed Minimum Death Benefit Rider [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Guaranteed Minimum Death Benefit Rider
Purpose of Benefit [Text Block]		Provides for a guaranteed minimum death benefit equal to total premium payments, reduced for withdrawals, payable upon death of the Annuitant. Upon the death of the Owner (who is not also the Annuitant), pays a death benefit equal to Policy Value.
Standard Benefit [Flag]		true
Standard Benefit Expense (of Other Amount), Current [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]

•      Available only at Policy purchase and, under limited circumstances, may be re-elected after death.

•      Automatically included with Policy if Policy application is signed on or after August 18, 2025, and the Annuitant as of the application date is younger than age 81. Not available under any other Policies.

•      Terminates upon Annuitization.

•      All withdrawals under the Policy will reduce the benefit. Withdrawals may result in reductions to the benefit that are greater than the amount withdrawn.

•      Benefit may be subject to an Interim Value adjustment, which may be negative.

Name of Benefit [Text Block]		Guaranteed Minimum Death Benefit Rider
Nursing Care and Terminal Condition Waiver [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Nursing Care and Terminal Condition Waiver
Purpose of Benefit [Text Block]		Waives surrender charges if you or your spouse are confined to a nursing home or have terminal illness.
Standard Benefit [Flag]		true
Standard Benefit Expense (of Other Amount), Current [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]

•      Withdrawals under waiver are subject to a $1,000 minimum.

•      Qualifying conditions related to nursing home stay and terminal illness apply.

•      Withdrawals may be subject to negative Interim Value adjustments, taxes, tax penalties, and reductions to the death benefit and Index Bases.

Name of Benefit [Text Block]		Nursing Care and Terminal Condition Waiver
Performance Lock (Performance Lock+) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Performance Lock (Performance Lock+)
Purpose of Benefit [Text Block]		Allows you to lock-in an Interim Value for an Index Account Option prior to the end of a Crediting Period.
Standard Benefit [Flag]		true
Standard Benefit Expense (of Other Amount), Current [Percent]		0.00%
Name of Benefit [Text Block]		Performance Lock (Performance Lock+)
Policy Value Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Policy Value Death Benefit
Purpose of Benefit [Text Block]		Upon the death of the Annuitant or Owner, pays a death benefit equal to Policy Value.
Standard Benefit [Flag]		true
Standard Benefit Expense (of Other Amount), Current [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]		• Terminates upon Annuitization. • Benefit may be significantly reduced by withdrawals. • Benefit may be subject to an Interim Value adjustment, which may be negative.
Name of Benefit [Text Block]		Policy Value Death Benefit
RMD Surrender Charge Waiver [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		RMD Surrender Charge Waiver
Purpose of Benefit [Text Block]		Waives surrender charges on withdrawals taken to satisfy required minimum distributions.
Standard Benefit [Flag]		true
Standard Benefit Expense (of Other Amount), Current [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]		• RMD amount based solely on the Policy. • Withdrawals may be subject to negative Interim Value adjustments, taxes, and proportionate reductions to the death benefit and Index Bases.
Name of Benefit [Text Block]		RMD Surrender Charge Waiver
Surrender Charge-Free Amount [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Surrender Charge-Free Amount
Purpose of Benefit [Text Block]		An amount that may be withdrawn each Policy Year without incurringsurrender charges.
Standard Benefit [Flag]		true
Standard Benefit Expense (of Other Amount), Current [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]

•      Withdrawals may be subject to negative Interim Value adjustments, taxes, tax penalties, and reductions to the death benefit and Index Bases.

• Unused surrender charge-free amounts notavailable in future Policy Years.
Name of Benefit [Text Block]		Surrender Charge-Free Amount
Systematic Payout Option [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Systematic Payout Option
Purpose of Benefit [Text Block]		Allows you to take regular automatic withdrawals from the Policy.
Standard Benefit [Flag]		true
Standard Benefit Expense (of Other Amount), Current [Percent]		0.00%
Brief Restrictions / Limitations [Text Block]

•      Available only during the accumulation phase.

•      Withdrawals may be taken monthly, quarterly, semi-annually, or annually.

•      Withdrawals subject to a $50 minimum.

•      Withdrawals may be subject to surrender charges, negative Interim Value adjustments, taxes, tax penalties, and reductions to the death benefit and Index Bases

Name of Benefit [Text Block]		Systematic Payout Option
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

Yes.

•      You can lose money by investing in this Policy, including the loss of principal.

•      Each available Index Account Option has a Buffer downside feature that provides only limited protection against any negative Index rate of return that may be charged to your investment at the end of a Crediting Period.

•      At the end of a Crediting Period, the maximum amount of loss that you could experience from negative Index performance, after taking into account the current limits on Index loss provided under the Policy, is 90% for an Index Account Option with a 10% Buffer Rate, 85% for an Index Account Option with a 15% Buffer Rate, or 80% for an Index Account Option with a 20% Buffer Rate

•      We will always offer an Index Account Option with a 10% Buffer Rate.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]		RISK OF LOSS An investment in this Policy is subject to the risk of loss. You may lose money, including your principal investment and previously credited earnings. Your losses may be significant.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

No.

•      This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•      The Policy’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.

•      Amounts withdrawn from the Policy may result in surrender charges, taxes, and tax penalties. Withdrawals could result in significant reduction to Policy Value, the death benefit and other Policy benefits. In addition, withdrawing or otherwise removing amounts from an Index Account Option before the end of its Crediting Period may result in a negative Interim Value adjustment and loss of positive Index performance.

•      Partial withdrawals taken, and fees and charges deducted, from an Index Account Option before the end of its Crediting Period will result in a proportionate reduction to your Index Base. The reduction to your Index Base may be greater than the amount withdrawn or the fee or charge deducted. Reductions to your Index Base will result in lower Interim Values for the remainder of the Crediting Period and less Index Credit (if any) at the end of the Crediting Period. The negative impact to your Policy Value and Policy benefits may be significant.

•      At the end of a Crediting Period, Policy Value in the matured Allocation Account will be reinvested, transferred, withdrawn, or annuitized per your instructions. In the absence of such instructions, Policy Value in the matured Allocation Account will be automatically reinvested in the same Allocation Account for another Crediting Period (with the Cap Rate, Edge Rate and Edge+ Rate, or annual interest rate applicable to a new Crediting Period).If the matured Allocation Account is no longer available for investment, Policy Value in the matured Allocation Account will be automatically transferred to the Fixed Account Option with a 1-year Crediting Period by default.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

•       An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Allocation Accounts available under the Policy.

•       Each Allocation Account, including each Index Account Option and the Fixed Account Option, has its own unique risks. You should review the available Allocation Accounts before making an investment decision.

•      The Cap Rate or Edge Rate and Edge+ Rate for an Index Account Option, as applicable, may limit positive Index returns (e.g., limited upside). This limit may result in you earning less than the Index’s return. For example:

o      If the Index Change is 12% and the Cap Rate is 4%, we will apply an Index Credit equal to +4% at the end of the Crediting Period.

o      If the Index Change is 12% and the Edge+ Rate is 5%, we will apply an Index Credit equal to +5% at the end of the Crediting Period.

•      While the Edge and Edge+ Growth Opportunity Type may provide for a positive Index Credit in the event of negative Index performance, there is no guarantee of investment gain. Like any other Index Account Option, a negative Index Change in excess of the Buffer Rate will result in loss, which could be significant.

•      The Buffer Rate for an Index Account Option will limit negative Index returns (e.g., limited protection in the case of market decline). For example, if the Index Change is -25% and the Buffer Rate is 10%, we will apply an Index Credit equal to -15% (the amount of negative Index Change that extends beyond the Buffer Rate) at the end of the Crediting Period, meaning your investment will decrease in value by 15%. You bear all loss that exceeds the Buffer.

•      For each Index, Index performance is on a “price return” basis, not a “total return” basis, and therefore does not reflect dividends paid on the securities composing the Index. Certain Indexes also deduct fees and costs that will reduce Index performance. These factors will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]		An investment in the Policy is subject to risks related to the Company. Any obligations (including under the Fixed Account and the Index Accounts), guarantees, or benefits under the Policy are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting transamerica.com or by calling toll-free (800) 525-6205.
ADDITIONAL PREMIUM PAYMENT RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

ADDITIONAL PREMIUM PAYMENT RISK

We reserve the right to limit or refuse additional premium payments. If we exercise this right, you may not be permitted to make additional premium payments, in which case you will be unable to increase the value of your Policy or its benefits (e.g., the death benefit) through additional premium payments. We will not allow additional premium payments under a Policy after the Owner (or oldest joint Owner) attains the age of 90. For Policies with applications signed prior to May 1, 2026, each additional premium payment must be at least $50 unless a different minimum is stated in your Policy. For Policies with applications signed on or after May 1, 2026, each additional premium payment must be at least $5,000, with a minimum allocation for each Allocation Account of $1,000 unless a different minimum is stated in your Policy.

ALLOCATION ACCOUNT AVAILABILITY RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

ALLOCATION ACCOUNT AVAILABILITY RISK

We reserve the right to add and remove Allocation Accounts as available investment options. Allocation Accounts will only be added or removed through an amendment to this prospectus. We also reserve the right to make different Allocation Accounts available for investment in connection with only new premium payments (i.e., initial or additional premium payments) as opposed to at the end of a Crediting Period. There is no guarantee that an Allocation Account that you select for investment will always be available to you in the future or available with the same current limits on Index gains. Policy fees will reduce the amount of interest credited and the reallocation of Policy Value at the end of the Crediting Period.

Our only guarantee regarding the availability of Allocation Accounts is that we will always offer at least the following Basic Index Account Option for investment: S&P 500® Index, 1-Year Crediting Period, Buffer (Buffer Rate: 10%), Cap (Cap Rate: No lower than 5.00% for a new Crediting Period). Please note the Index for that Index Account Option remains subject to our right of substitution and temporary suspension. See INDEX SUBSTITUTION RISK below.

If we remove an Allocation Account, it will be closed such that no new premiums, reinvestments, or transfers will be allowed into that Allocation Account. If you are currently invested in an Allocation Account and it is removed, you may remain in that Allocation Account until the end of the Crediting Period.

We may change the features of an Index Account Option from one Crediting Period to the next, including the Index and the current limit on Index gain (i.e., the Cap Rate or Edge Rate and Edge+ Rate, subject to minimum guarantees). Each Index Account Option’s limit on Index losses (i.e., Buffer Rate) will not change for so long as that Index Account Option remains available. However, because we reserve the right to add and remove Index Account Options, the limits on Index loss offered under the Policy may change from one Crediting Period to the next.

An Index Account Option with a 10% Buffer Rate will always be available under the Policy.

If you are not comfortable with the risk that the only Index Account Option that we may offer in the future is the S&P 500® Index, 1-Year Crediting Period, Buffer (Buffer Rate: 10%), Cap (Cap Rate: no lower than 5.00% for new Crediting Periods), (subject to our right of Index substitution), or the risk that we may not offer other Allocation Accounts in the future that are acceptable to you based on your personal preferences, risk tolerances, or time horizon, this Policy is not appropriate for you. You may Surrender your Policy (i.e., take a full withdrawal) if there are no Allocations Accounts that you wish to select, but the Surrender may be subject to surrender charges, will be subject to an Interim Value adjustment if taken before the end of a Crediting Period for an Index Account Option, may be subject to taxes (including a 10% federal penalty tax if taken before age 59 1⁄2), and your Policy and all of its benefits will terminate. You may also choose to annuitize the Policy beginning 13 months after the Policy Date, but the annuitization will be subject to an Interim Value adjustment if taken before the end of a Crediting Period for an Index Account Option, and all benefits from the accumulation phase will terminate, including the death benefit.

BUFFER RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

BUFFER RISK

Buffers do not provide complete protection from loss related to negative Index performance. You assume the risk that you will incur losses to the extent that an Index Account Option’s Buffer does not protect you from negative Index performance. The following table shows the maximum potential loss due to negative Index performance at the end of a Crediting Period for each Buffer Rate that we currently offer. Please note the maximum loss at the end of a Crediting Period could be greater due to fees and charges.

Buffer Risk	Maximum Potential Loss Due to Negative Index Performance at End of Crediting Period (before fees and charges)
10.00%	90.00%
15.00%	85.00%
20.00%	80.00%

We may change index options in the future, but an Index Account Option with a 10% Buffer Rate will always be available under the Policy.

The limits on loss are for the duration of a single Crediting Period. If you invest in the same Index Account Option for multiple Crediting Periods, losses over multiple Crediting Periods may be larger than the stated limit for a single Crediting Period.

The maximum potential loss due to the application of a negative Interim Value adjustment is greater than the maximum potential loss at the end of a Crediting Period. In extreme circumstances, it is possible to lose 100% of your investment in any Index Account Option due to the application of a negative Interim Value adjustment (i.e., a complete loss of your principal and any prior earnings). Our Interim Value calculation methodology may result in values that are higher or lower than those obtained from using other methodologies or models. Our Interim Value calculation may be higher or lower than actual market prices of similar or identical derivatives. As a result, the Interim Value you receive may be higher or lower than what other methodologies or models would produce.

In general, depending on applicable rates, an Index Account Option with relatively more downside protection based on its Buffer Rate is likely to have relatively less upside potential based on its Cap Rate or Edge Rate and Edge+ Rate. Conversely, depending on applicable rates, an Index Account Option with relatively less downside protection based on its Buffer Rate is likely to have more upside potential based on its Cap Rate or Edge Rate and Edge+ Rate.

For any new Index Account Option that we offer in the future, we will set the rate(s) for its Downside Protection Type in our discretion, subject to any guaranteed limits to which we are subject as described in the prospectus.

CYBER SECURITY AND BUSINESS CONTINUITY RISKS [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

CYBER SECURITY AND BUSINESS CONTINUITY RISKS

Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data, and breaches of regulation may lead to a materially adverse effect on our administration of the Policy. We cannot assure you that interruptions, failures, or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. Also, our business operations may be adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes. Such events may impact the availability and capacity of our key personnel and may have a materially adverse effect on our administration of the Policy. See the Statement of Additional Information for more information about our cybersecurity and operational risks.

EARLY RE-ENTRY RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

EARLY RE-ENTRY RISK

Early Re-Entry (Currently not available for Index Account Options with (i) a one-year Crediting Period or (ii) if there will be less than 12 months remaining in a Crediting Period upon re-entry.) allows you to reallocate into a previously locked Index Account Option for the remaining Crediting Period. By exercising Early Re-Entry, you will be re-exposing your investment to the possibility of Index losses, negative Interim Value adjustments, and reductions to your Index Base. Given the abbreviated length of a remaining Crediting Period upon re-entry, the value of your investment could be more susceptible to loss from short-term negative Index performance. Early Re-Entry, once exercised, is irrevocable. You should consult with a financial professional before exercising Early Re-Entry, including consideration of your individual circumstances, as well as market conditions, index performance, time remaining in the crediting period, and all applicable rates. See EARLY RE-ENTRY for more information.

The original Buffer Rate will apply to the remaining Crediting Period; however, the Cap Rate or Edge and Edge+ Rate will be reset. The reset rate(s) for Early Re-Entry will be declared by us prior to each Allocation Monthiversary. The reset rate(s) will be lower than the original rate(s) for the Crediting Period. We expect that the reset rate(s) that we declare for Early Re-Entry will typically represent a proration of the original rate(s) for a Crediting Period based on the time remaining in the Crediting Period upon re-entry. However, you should understand that we reserve the right to declare reset Cap Rates and Edge and Edge+ Rates at our discretion, subject to the guaranteed minimums set forth in the following table:

Buffer	Guaranteed Minimum Reset Cap Rate or Edge Rate and Edge+ Rate
	Months Remaining in Crediting Period upon Re-Entry
	71-60	59-48	47-36	35-24	23-12
10%	25.00%	20.00%	15.00%	10.00%	5.00%
15%	22.50%	18.00%	13.50%	9.00%	4.50%
20%	20.00%	16.00%	12.00%	8.00%	4.00%

We will not provide advice or notify you regarding whether you should exercise Early Re-Entry or the optimal time for doing so. We will not warn you if you exercise Early Re-Entry at a sub-optimal time. We are not responsible for any losses or additional fees incurred in relation to your decision to exercise Early Re-Entry. It may be better for you if you do not exercise Early Re-Entry.

See INDEX ACCOUNT OPTIONS – PERFORMANCE LOCK+.

FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY

An investment in the Policy is subject to the risks related to us, Transamerica Financial Life Insurance Company. Any obligations,

guarantees, and benefits under the Policy (including under the Index Account Options, the Fixed Account Option, the Fixed Holding Account, and the Performance Lock Account, as well as death benefits, and annuity payments)are subject to our financial strength and claims-paying ability. If we experience financial distress, we may be permitted by law to delay payments to you for up to six months, and we ultimately may not be able to meet our obligations to you.

The following risks relate to the Separate Account: (i) amounts under the Policy are not held in a separate account registered under Investment Company Act of 1940; (ii) Owners do not share in the investment performance of assets held in the Separate Account; and (iii) the obligations under this Policy are independent of the investment performance of the Separate Account and are the obligations of the Company.

More information about Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting transamerica.com or calling toll-free (800) 525-6205. We encourage you to read the information about Transamerica Financial Life Insurance Company, including our financial statements, included in the Statement of Additional Information. Instructions on how to obtain the Statement of Additional Information appear on the back cover of this prospectus.

GROWTH OPPORTUNITY TYPE RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

GROWTH OPPORTUNITY TYPE RISK

When you invest in an Index Account Option, the upside potential of your investment may be limited by its Growth Opportunity Type. For Cap, the Cap Rate may limit the upside potential of your investment by capping your participation in positive Index performance. For Edge and Edge+, the Edge Rate and Edge+ Rate are fixed rates of potential return (in no event will a positive Index Credit Rate, if any, differ from the Edge Rate or Edge+ Rate, as applicable). In either case, the Index Credit Rate used to calculate gains may be lower than the Index Change. The risk of investment loss could be significantly greater than the potential for investment gain.

Although Index Account Options with Edge and Edge+ may provide for a positive Index Credit in the event of negative Index performance, like every other Index Account Option, they do not guarantee a positive Index Credit, and they are subject to risk of loss as described under “Buffer Risk.”

In general, depending on applicable rates, an Index Account Option with relatively more upside potential based on its Cap Rate is likely to have relatively less downside protection based on its Buffer Rate. Conversely, depending on applicable rates, an Index Account Option with relatively less upside potential based on its Cap Rate is likely to have more downside protection based on its Buffer Rate. Currently, all Index Account Options with Edge and Edge+ have the same Buffer Rate.

We may declare new Cap Rates, or Edge Rates and Edge+ Rates, for the available Index Account Options for new Crediting Periods. We set these rates in our discretion, within any guaranteed limits to which we are subject as described in this prospectus. You bear the risk that the rate(s) we declare for a new Crediting Period will not be any more or less favorable to you than any guaranteed limits to which we are subject.

INDEX PERFORMANCE RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

INDEX PERFORMANCE RISK

The following risks related to Index performance apply when you invest in an Index Account Option:

•	Negative Index Performance Could Result in Loss. The performance of any Index may fluctuate, sometimes rapidly and unpredictably. Both short-term and sustained negative Index performance, over one or multiple Crediting Periods, may cause you to lose principal or previous earnings. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Crediting Period or multiple Crediting Periods. You could lose a significant amount of money if an Index declines in value.
•	Exposure to Investment Risks. When you invest in an Index Account Option, you are indirectly exposed to the investment risks associated with the linked Index. When the Index is a market index, you are indirectly exposed to the investment risks that could cause the stocks or other assets that make-up the Index to decrease in value. The Indexes are subject to a variety of investment risks, many of which are complicated and interrelated and all of which may adversely affect the performance of the Index. If you invest in an Index Account Option with an Index that exposes you to higher investment risks, your risk of loss may be higher depending on the Index Account Option’s downside protection.

The specific investment risks associated with the market indexes are discussed under “Additional Investment Risks for the Market Indexes” below.

•	Point-to-Point Index Change Calculations. We calculate Index Changes by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat even if the Index performed positively for certain time periods between those two specific points in time. This is true even for Index Account Options with Crediting Periods that are multiple years in length.
•	Exclusion of Dividends from Index Values. For each Index, Index performance is measured on a “price return” basis, not a “total return” basis. Therefore, Index Values do not include income from any dividends paid on the securities composing the Index. The exclusion of dividends will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index..
•	No Rights in the Index. An investment in an Index Account Option is not an investment in the Index. Nor is it an investment in the securities that an Index seeks to track. When the Index is a market index, you are not investing in the Index (which is impossible) and you have no rights with respect to the index, the index provider, or any aspect of the index or any companies whose securities compose the index.
•	Unavailability of Index Values. The Company relies on third parties to provide Index Values. In general, Index Values are provided to the Company each Business Day. However, there may be short or extended periods of time when the Company is not provided Index Values for an Index. This may occur for a variety of reasons that are not within the Company’s control, including severe market or operational disruptions. If the Company is not provided with an Index Value on a Business Day, the Index Value for that Business Day will be the most recently provided Index Value. If the Company is later provided an Index Value for a prior Business Day for which the Company was not originally provided an Index Value, the Company will take reasonable steps to recalculate impacted Policy values and transactions.
•	Evolving and Uncertain Economic Environment. In recent years, the financial markets have experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, the COVID-19 pandemic, geopolitical turmoil, rising inflation, changes in interest rates, and actions by governmental authorities. It is not possible to predict future performance of the markets. Depending on your individual circumstances, you may experience (perhaps significant) negative returns under the Policy. You should consult with a financial professional about how market conditions may impact your investment decisions under the Policy.

Additional Investment Risks for the Market Indexes

The following Index is available under the Policy: S&P 500® Index. The market index that may serve as an Index is subject to the following risks:

•	Market Risk. Each market index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of a market index may be significant and unpredictable.
•	Equity Risk. Each market index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.
•	Issuer Risk. The performance of each market index depends on the performance of individual securities that make-up the index. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
•	Large-Cap Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

INDEX SUBSTITUTION RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

INDEX SUBSTITUTION RISK

During a Crediting Period, if a market index serving as an Index is discontinued or if the calculation of the index is substantially changed by the index provider, or if Index Values should become unavailable for any reason, we may substitute the Index with a new Index, once we obtain all necessary regulatory approvals. We will notify you of any such substitution in writing.

If we substitute an Index, we will select a new Index that we determine in our judgment is comparable to the old Index. We may look at factors that include, but are not limited to, asset class, index composition, strategy, and index liquidity. You will have no right to reject the substitution of an Index. The performance of the new Index may differ significantly from the performance of the old Index. If we substitute the Index for an Index Account Option in which you are invested, your investment in the Policy is subject to the same terms and conditions as any other investment in an Allocation Account under the Policy. For example, you will not be permitted to transfer Policy Value prior to the end of a Crediting Period if a substitution occurs.

If we substitute an Index during a Crediting Period, we will calculate the Index Change using the original Index up until the substitution date. After the substitution date, we will calculate the Index Change using the replacement Index, but with a revised Initial Index Value for the replacement Index. The revised Initial Index Value for the replacement Index will reflect the Index Change for the original Index from the start of the Crediting Period to the substitution date. We will use a similar process if multiple substitutions occur during a Crediting Period. The substitution of an Index will have no impact on the Index Account Option’s Crediting Period, Growth Opportunity Type, Downside Protection Type, or any other features or rates for that Index Account Option other than the Index to which the Index Account Option is linked.

See INDEX ACCOUNT OPTIONS – INDEXES – Index Substitutions.

INTERIM VALUE RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

INTERIM VALUE RISK

We calculate the Interim Value of your investment in an Index Account Option each Business Day between the first and last day of the Crediting Period. The Interim Value on any such Business Day determines the value of that Index Account Option for withdrawals, Surrender, annuitization, the death benefit, and Performance Lock, and to pay fees and charges.

On any Business Day between the first and last day of a Crediting Period, the Interim Value for an Index Account Option will not impact your Policy unless one of the following transactions occurs on that Business Day:

•	A fee or charge is deducted from the Index Account Option;
•	An amount is deducted from the Index Account Option as a result of a Surrender or withdrawal (including an automatic withdrawal, minimum required distribution, surrender charge-free withdrawal, or any other withdrawal);
•	The Policy is annuitized;
•	The death benefit is calculated; or
•	You exercise the Performance Lock feature (that Business Day being the Performance Lock Date).

In any of those circumstances—including the deduction of a periodic fee or charge—the transaction will be processed based on the Interim Value for that Index Account Option on that Business Day, and an Interim Value adjustment will apply. An Interim Value adjustment (i.e., the interim rate of return) may be positive, negative, or equal to zero. The application of a negative Interim Value adjustment will result in loss, which may be significant.

In extreme circumstances, it is possible to lose 100% of your investment in any Index Account Option due to the application of a negative Interim Value adjustment (i.e., a complete loss of your principal and any prior earnings).

If you have multiple ongoing Crediting Periods for Index Account Options that end at different times, any of the transactions listed above will be based on an Interim Value for some or all of your Index Account Options. For as long as you have multiple ongoing Crediting Periods for Index Account Options, there may be no time that any such transaction can be performed without the application of at least one Interim Value.

The Interim Value for an Index Account Option will generally change each Business Day, and the change may be positive or negative compared to the last Business Day, even when the Index has increased in value. Interim Values are not calculated based on Index performance, and an Index Account Option’s limit on Index gains and losses for the end of the Crediting Period does not apply to the calculation of Interim Value. As such, when a transaction is processed based on an Interim Value, the Interim Value could reflect less gain or more loss (perhaps significantly less gain or more loss) than would be applied at the end of the Crediting Period. This means that there could be significantly less money available under your Policy for fees and charges, withdrawals, a Surrender, annuitization, and the death benefit. If you use the Performance Lock feature to lock-in an Interim Value (less any other applicable charges) that is lower than the amount you invested in that Index Account Option on the Crediting Period start date, you may be locking-in a loss.

See INDEX ACCOUNT OPTIONS – INTERIM VALUE and EXPENSES AND ADJUSTMENTS – INTERIM VALUE ADJUSTMENT.

LIQUIDITY RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

LIQUIDITY RISK

The Policy is unsuitable as a short-term savings vehicle. We designed the Policy to be a long-term investment. If you are not a long-term investor, this Policy may not be appropriate for you.

•	Transfer Limitations. The Policy restricts transfers between investment options, which will limit your ability to reallocate your Policy Value in response to changes in market conditions or your personal circumstances. You may transfer Policy Value invested in an Allocation Account only at the end of that Allocation Account’s Crediting Period (or on the next Allocation Anniversary if you exercised Performance Lock but not Early Re-Entry).
•	Withdrawal and Surrender Consequences. You may take a withdrawal or a Surrender at any time during the accumulation phase; however, there may be significant risks and negative consequences associated with any such withdrawal or Surrender, including potential surrender charges, negative Interim Value adjustments, taxes and tax penalties, and other negative impacts to the value of your Policy and its benefits. See WITHDRAWAL AND SURRENDER RISK.
•	Interim Values. There may be long periods of time when you cannot perform a transaction under the Policy that is not based on one or more Interim Values. For as long as you have multiple ongoing Crediting Periods for Index Account Options, there may be no time that any such transaction can be performed without the application of at least one Interim Value adjustment. See INTERIM VALUE RISK.
•	Taxes. Income taxes and certain tax restrictions may apply to any withdrawal or Surrender. If taken before age 59 1⁄2, a withdrawal or Surrender may also be subject to a 10% federal penalty tax.
•	Maturity. At the end of a Crediting Period, Policy Value in the matured Allocation Account will be reinvested, transferred, withdrawn, or annuitized per your instructions. In the absence of such instructions, Policy Value in the matured Allocation Account will be automatically reinvested in the same Allocation Account for another Crediting Period (with the Cap Rate, Edge Rate and Edge+ Rate, or annual interest rate applicable to a new Crediting Period). If the matured Allocation Account is no longer available for investment, Policy Value in the matured Allocation Account will be automatically transferred to the Fixed Account Option by default. You will be unable to reallocate the automatically transferred Policy Value until the end of the 1-year Crediting Period for the Fixed Account Option.
•	Delays in Payment. We generally make payment of any amount due from the Policy within seven days from the date we receive in good order all required information. When permitted by law, however, we may defer payment of any withdrawal or Surrender proceeds for up to six months from the date we receive your request.

PERFORMANCE LOCK RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

PERFORMANCE LOCK RISK

On any Business Day between the first and last day of the Crediting Period for an Index Account Option, you may exercise the Performance Lock feature. If you exercise Performance Lock, your Interim Value for that Index Account Option (less any other applicable charges) on the Performance Lock Date is “locked-in” and transferred to the Performance Lock Account, where it will remain until the next Allocation Anniversary unless (a) earlier withdrawn or annuitized or (b) Early Re-Entry is exercised. The amount held in the Performance Lock Account will be credited compound interest daily based on the annual interest rate in effect on that day and will be reduced on a dollar for dollar basis for any fees, charges, or withdrawals deducted from the Performance Lock Account. You should consult with a financial professional prior to exercising Performance Lock.

The Performance Lock feature is subject to the following risks:

•	If you exercise Performance Lock, you will be locking-in an Interim Value (and that Interim Value will be reduced dollar for dollar by any other applicable charges). The Interim Value adjustment reflected in your locked-in Interim Value may be negative. A negative Interim Value adjustment may result in significant loss. It is possible that you would have realized less loss or no loss if you exercised the Performance Lock feature at a different time or not at all. See INTERIM VALUE RISK.
•	Amounts held in the Performance Lock Account will not participate in any Index performance (positive or negative). No Index Credit will be applied to amounts held in the Performance Lock Account. The sooner after the Crediting Period start date or an Allocation Anniversary that you exercise Performance Lock, the longer you may forego participating in Index performance. Depending on when you exercise Performance Lock and whether you exercise Early Re-Entry, your investment might not participate in Index performance for up to one year.
•	If you exercise Performance Lock manually, we will lock-in the next calculated Interim Value (less any other applicable charges) after we receive your request in good order. You won’t know the locked-in Interim Value in advance. The locked-in Interim Value may be lower or higher than the Interim Value that was last calculated before you submitted your request. When you exercise Performance Lock automatically, you will not know the locked-in Interim Value in advance, but the locked-in Interim Value (less any other applicable charges) will be triggered by the target gain that you set in advance.
•	Withdrawals from the Performance Lock Account are not subject to Interim Values or proportionate reductions to an Index Base, but are subject to the other risks associated with withdrawals or a Surrender, including applicable surrender charges ,taxes and a 10% federal penalty tax if made before age 59 1⁄2, and significant reductions to Policy benefits.
•	We will not provide advice or notify you regarding whether you should exercise the Performance Lock feature or the optimal time for doing so. We will not warn you if you exercise the Performance Lock feature at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to exercise the Performance Lock feature. There may not be an optimal time to exercise the Performance Lock feature during a Crediting Period. It may be better for you if you do not exercise Performance Lock during a Crediting Period. It is impossible to know with certainty whether or not Performance Lock should be exercised.
•	Performance Lock, once exercised for a Crediting Period, is irrevocable.

See INDEX ACCOUNT OPTIONS – PERFORMANCE LOCK.

REDUCTION TO INDEX BASE RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

REDUCTION TO INDEX BASE RISK

On the first day of the Crediting Period, your Index Base equals the dollar amount that you allocated to that Index Account Option. Your Index Base for that Index Account Option will not change unless a fee or charge is deducted from that Index Account Option, or if you take any type of withdrawal from that Index Account Option (including an automatic withdrawal, minimum required distribution, surrender charge-free withdrawal, or any other withdrawal), before the end of the Crediting Period, in which case your Index Base will be subject to a reduction at that time. The reduction is proportionate. It is derived by reducing your Index Base by the same percentage as the percentage reduction to your Interim Value due to the amount of the withdrawal or the fee or charge deducted (which is deducted from the Interim Value on a dollar-for-dollar basis).

A reduction to your Index Base could result in less gain (if any) or more loss at the end of a Crediting Period, perhaps significantly less gain or more loss, because the Index Credit Rate will be applied to a lower Index Base. All withdrawals taken, and fees and charges deducted, from an Index Account Option before the end of a Crediting Period will trigger a reduction to your Index Base, even fees and charges that are periodically deducted from your Policy. A reduction to your Index Base may be greater than the amount withdrawn or the fee or charge deducted. A reduction will also result in lower Interim Values for the remainder of the Crediting Period (because the interim rate of return will be applied to a smaller Index Base).

Once your Index Base for an Index Account Option has been reduced, there is no way to increase your Index Base for the remainder of the Crediting Period, and therefore no way to reverse or offset the negative impact of a reduction to your Index Base.

Reductions to your Index Base may have long-term, adverse impacts on your Policy. By reducing the potential gains under your Policy, and potentially resulting in more loss under your Policy, such reductions will ultimately reduce the amount available for withdrawal or Surrender throughout the accumulation phase, the amount payable as a death benefit during the accumulation phase, and the amount paid out during the income phase after annuitization.

See INDEX ACCOUNT OPTIONS – REDUCTION TO INDEX BASE.

RISK OF LOSS DURING CANCELLATION PERIOD [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

RISK OF LOSS DURING CANCELLATION PERIOD

You may cancel your Policy after you purchase it, but only if you cancel it within the prescribed period, which is generally 10 days after you receive the Policy (or 60 days for replacement Policies). The amount refunded will generally be premiums paid minus net amount allocated to the Index Account(s), plus the value of the Index Account(s) on the date of cancellation. If you invest in an Index Account Option when you purchase the Policy, you will be subject to risk of loss during the right to cancel period because the amount refunded upon cancellation (Policy Value) will be subject to an Interim Value adjustment, which may be negative, if your Policy Value is allocated to an Index Account Option. See INTERIM VALUE RISK above.

WITHDRAWAL AND SURRENDER RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

WITHDRAWAL AND SURRENDER RISK

You should fully understand the risks associated with any withdrawal or Surrender before you purchase the Policy and before you decide to take a withdrawal or Surrender. You should consult with your financial and tax professionals before you purchase the Policy or take a withdrawal or Surrender.

•	The Policy may not be appropriate for you if you plan to take withdrawals from an Index Account Option before the end of the Crediting Period, especially if you plan to take ongoing withdrawals, such as automatic withdrawals, or minimum required distributions. This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. You should consult with a financial professional.
•	A Surrender will terminate the Policy and all its benefits, including the death benefit. See ACCESS TO YOUR MONEY.
•	Charges may be deducted when you take a withdrawal or Surrender, including surrender charges. These charges may be significant. See EXPENSES AND ADJUSTMENTS.
•	Index Credits will not be applied to amounts withdrawn from an Index Account Option prior to the end of a Crediting Period.
•	Under the Policy’s “surrender charge-free amount” feature, you can withdraw a portion of your Policy Value each Policy Year free of surrender charges, subject to any reduction in your surrender charge-free amount for previous withdrawals during the Policy Year. The surrender charge-free amount each Policy Year is equal to the greater of (1) 10% of your total premium payments, less any withdrawals taken during the current Policy Year; and (2) earnings, plus premiums no longer subject to surrender charges. The surrender charge-free amount is determined at the time of withdrawal or Surrender. This amount is not cumulative, so any surrender charge-free amount not used in one year does not increase the surrender charge-free amount in subsequent years. If the withdrawal or Surrender is in excess of the surrender charge-free amount, you will have to pay any applicable surrender charge on the excess amount. Although surrender charges will not apply, withdrawal of the surrender charge-free amount may be subject to negative Interim Value adjustments, taxes, and tax penalties, and may result in reductions to the death benefit and proportionate reductions to your Index Base(s).
•	Any type of withdrawal or a Surrender taken before the end of a Crediting Period for an Index Account Option will be subject to an Interim Value adjustment, which may be negative. An Interim Value adjustment may reflect less gain or more loss (perhaps significantly less gain or more loss) than would be applied at the end of the Crediting Period. In extreme circumstances, it is possible to lose 100% of your investment in any Index Account Option due to the application of a negative Interim Value adjustment (i.e., a complete loss of your principal and any prior earnings). There could be significantly less money available to you for a withdrawal or Surrender that is processed based on an Interim Value. The application of an Interim Value may result in a loss to an Owner even if the reference Index at the time of withdrawal or Surrender is higher than at the beginning of the Crediting Period. See INTERIM VALUE RISK.
•	Any type of withdrawal taken before the end of a Crediting Period for an Index Account Option will result in a proportionate reduction to your Index Base for that Index Account Option, which may reduce your gains or contribute to losses at the end of the Crediting Period and will reduce Interim Values for the remainder of the Crediting Period. A reduction to your Index Base may be greater than the amount withdrawn. See REDUCTION TO INDEX BASE RISK.
•	Income taxes, federal tax penalties, and certain tax restrictions may apply to a withdrawal or Surrender. A withdrawal or Surrender may be taxable, and if taken before age 59 1⁄2, may be subject to a 10% federal penalty tax. See TAX INFORMATION – Taxation of Surrenders and Withdrawals.
•	Any withdrawal you take will reduce the Policy Value (because you are taking money out of your Policy) and the amount of the death benefit, including the guaranteed minimum death benefit (perhaps significantly) if the GMDB rider is in effect. Withdrawals may result in reductions to the guaranteed minimum death benefit that are greater than the amount withdrawn. See POLICY VALUE AND CASH VALUE and DEATH BENEFIT.
•	Automatic withdrawals under the systematic payout option, and minimum required distributions will repeatedly expose you to the risks and consequences of withdrawals, including applicable surrender charges, negative Interim Value adjustments, income taxes and tax penalties, reductions to Index Bases, and proportionate reductions to the death benefit. See ACCESS TO YOUR MONEY.
•	Surrender charges do not apply to payment of the death benefit payable upon the death of the Annuitant (where the death benefit is equal to Policy Value). Surrender charges do apply to payment of the death benefit payable upon the death of an Owner who is not also the Annuitant (where the death benefit is equal to the Policy Value). See DEATH BENEFIT.

S&P 500® Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	[8]
Annual Return, Caption		S&P 500® Index
Annual Return [Percent]			16.65%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]		This Index is a “price return” index, not a “total return” index, and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]

The S&P 500® Index (Ticker: SPX) is widely regarded as the best single gauge of large-cap U.S. equities. This market index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		The Index is a “price return” index, not a “total return” index, and therefore does not reflect dividends paid on the securities composing the Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
S&P 500® Index [Member] | Buffer 10%, Cap Rate 10% [Member] | Two Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P 500® Index
Index-Linked Option Available, Type of Index	[9]	U.S. Large-Cap Equities
Index-Linked Option Available, Crediting Period		2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[9]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	[9]	10.00%
S&P 500® Index [Member] | Buffer 10%, Cap Rate 10% [Member] | Two Year [Member] | Early Re-Entry (Performance Lock+) [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	[9],[10]	5.00%
S&P 500® Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P 500® Index
Index-Linked Option Available, Type of Index	[9]	U.S. Large-Cap Equities
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[9]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	[9]	30.00%
S&P 500® Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Six Year [Member] | Early Re-Entry (Performance Lock+) [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	[9],[10]	5.00%
S&P 500® Index [Member] | Buffer 10%, Cap Rate 5% [Member] | One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P 500® Index
Index-Linked Option Available, Type of Index	[9]	U.S. Large-Cap Equities
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[9]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	[9]	5.00%
S&P 500® Index [Member] | Buffer 10%, Edge and Edge+ Rate 10% [Member] | Two Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P 500® Index
Index-Linked Option Available, Type of Index	[9]	U.S. Large-Cap Equities
Index-Linked Option Available, Crediting Period		2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[9]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	[9]	10.00%
S&P 500® Index [Member] | Buffer 10%, Edge and Edge+ Rate 10% [Member] | Two Year [Member] | Early Re-Entry (Performance Lock+) [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	[9],[10]	5.00%
S&P 500® Index [Member] | Buffer 10%, Edge and Edge+ Rate 30% [Member] | Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P 500® Index
Index-Linked Option Available, Type of Index	[9]	U.S. Large-Cap Equities
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[9]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	[9]	30.00%
S&P 500® Index [Member] | Buffer 10%, Edge and Edge+ Rate 30% [Member] | Six Year [Member] | Early Re-Entry (Performance Lock+) [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	[9],[10]	5.00%
S&P 500® Index [Member] | Buffer 10%, Edge and Edge+ Rate 5% [Member] | One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P 500® Index
Index-Linked Option Available, Type of Index	[9]	U.S. Large-Cap Equities
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[9]	10.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	[9]	5.00%
S&P 500® Index [Member] | Buffer 15%, Cap Rate 4.50% [Member] | One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P 500® Index
Index-Linked Option Available, Type of Index	[9]	U.S. Large-Cap Equities
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[9]	15.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	[9]	4.50%
S&P 500® Index [Member] | Buffer 15%, Cap Rate 9% [Member] | Two Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P 500® Index
Index-Linked Option Available, Type of Index	[9]	U.S. Large-Cap Equities
Index-Linked Option Available, Crediting Period		2 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[9]	15.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	[9]	9.00%
S&P 500® Index [Member] | Buffer 15%, Cap Rate 9% [Member] | Two Year [Member] | Early Re-Entry (Performance Lock+) [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	[9],[10]	4.50%
S&P 500® Index [Member] | Buffer 20%, Cap Rate 24% [Member] | Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P 500® Index
Index-Linked Option Available, Type of Index	[9]	U.S. Large-Cap Equities
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[9]	20.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	[9]	24.00%
S&P 500® Index [Member] | Buffer 20%, Cap Rate 24% [Member] | Six Year [Member] | Early Re-Entry (Performance Lock+) [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	[9],[10]	4.00%

[1]	[1] Reflects the current annual service charge. The current annual service charge is $0 or 0%.
[2]	[2] Reflects a 2.00% service charge. The maximum annual service charge is the lesser of $50 or 2% (as a percentage of your Policy Value as of your Policy Anniversary, before the deduction of any fees or charges).
[3]	The surrender charge, if any, applies to each premium payment Surrendered or withdrawn regardless of how Policy Value is allocated among the Allocation Accounts. The surrender charge decreases based on the number of years since a premium payment was made according to the following schedule:
Number of Years Since Premium Payment Date	Surrender Charge
Year 0-1	8.00%
Year 1-2	8.00%
Year 2-3	7.00%
Year 3-4	6.00%
Year 4-5	5.00%
Year 5-6	4.00%
Year 6 or more	0.00%

Under the Policy’s “surrender charge-free amount,” you can withdraw a portion of your Policy Value each Policy Year free of surrender charges. The surrender charge-free amount each Policy Year is equal to the greater of (1) 10% of your total premium payments, less any withdrawals taken during the current Policy Year; and (2) earnings, plus premiums no longer subject to surrender charges. Surrender charges may be waived in certain other situations. See ACCESS TO YOUR MONEY – SURRENDER CHARGE WAIVERS for more information.

[4]	We currently assess the charge only for overnight delivery and duplicate policies. We reserve the right to assess the charge for other special services in the future, including non-sufficient checks on new business, duplicate Form 1099 and Form 5498 tax forms, check copies, printing and mailing previously submitted forms, and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown.
[5]	An Interim Value adjustment will apply if any of the following transactions occur prior to the end of a Crediting Period for an Index Account Option: (i) a fee or charge is deducted; (ii) you take a Surrender or any withdrawal; (iii) the Policy is annuitized; (iv) the death benefit is calculated; or (v) you exercise the Performance Lock feature.
[6]	The service charge is deducted on each Policy Anniversary prior to the Annuity Commencement Date and when you Surrender the Policy. Each time we deduct this charge, it will not exceed 2% (as a percentage of your Policy Value, before the deduction of any fees or charges on that date) or a maximum of $50, whichever is less, and we will waive the charge if your Policy Value, or if your total premium payments minus prior withdrawals, on that date is at least equal to the minimum amount specified in your Policy. The current annual service charge is $0.

[7]	The guaranteed minimum effective annual interest rate will be established on the Policy Date and will be 1.00% or the guaranteed minimum interest rate required by state law, whichever is greater.
[8]	This Index is a “price return” index, not a “total return” index, and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
[9]	This Index is a “price return” index, not a “total return” index, and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
[10]	Reset Cap Rates and Edge and Edge+ Rates are subject to the guaranteed minimums set forth in the following table:
Buffer	Guaranteed Minimum Reset Cap Rate or Edge Rate and Edge+ Rate
	Months Remaining in Crediting Period upon Re-Entry
	71-60	59-48	47-36	35-24	23-12
10%	25.00%	20.00%	15.00%	10.00%	5.00%
15%	22.50%	18.00%	13.50%	9.00%	4.50%
20%	20.00%	16.00%	12.00%	8.00%	4.00%